UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number 811-8606

DWS Target Date Series

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of principal executive offices)             (Zip code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	8/31

Date of reporting period:	02/29/08

ITEM 1.           REPORT TO STOCKHOLDERS

FEBRUARY 29, 2008

Semiannual Report
to Shareholders

DWS Target Date Series

DWS LifeCompass Retirement Fund

(formerly DWS Conservative Allocation Fund)

DWS LifeCompass 2015 Fund

(formerly DWS Moderate Allocation Fund)

DWS LifeCompass 2020 Fund

(formerly DWS Growth Allocation Fund)

DWS LifeCompass 2030 Fund

(formerly DWS Growth Plus Allocation Fund)

DWS LifeCompass 2040 Fund

Contents

click here Performance Summaries

click here Information About Each Fund's Expenses

click here Portfolio Management Review

click here Fund Highlights

click here Portfolio Summaries

click here Investment Portfolios

click here Financial Statements

click here Financial Highlights

click here Notes to Financial Statements

click here Investment Management Agreement Approval

click here Summary of Management Fee Evaluation by Independent Fee Consultant

click here Account Management Resources

click here Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider a fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the funds. Please read the prospectus carefully before you invest.

Diversification does not eliminate risk. The funds are subject to stock market risk, meaning stocks in the underlying funds may decline in value for extended periods of time due to the activities and financial prospects of individual companies, or due to general market and economic conditions. Asset allocation risk: although asset allocation among different asset classes generally limits risk and exposure to any one class, the risk remains that the investment advisor may favor an asset class that performs poorly relative to the other asset classes. Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation, political and economic changes and market risks. The underlying funds invest in individual bonds whose yields and market values fluctuate so that your investment may be worth more or less than its original cost. Bond investments are subject to interest rate risk such that when interest rates rise, the prices of the bonds, and thus the value of the fund, can decline and the investor can lose principal value. Derivatives may be more volatile and less liquid than traditional securities, and the funds could suffer losses on an underlying fund's derivative position. An investment in underlying money market funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in them. Please read each fund's prospectus for specific details regarding its risk profile.

DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summaries February 29, 2008

DWS LifeCompass Retirement Fund

Classes A, B and C

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-scudder.com for the Fund's most recent month-end performance.

The maximum sales charge for Class A shares is 5.75%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no front-end sales charge but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The total annual fund direct operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated November 15, 2007 are 0.62%, 1.34% and 1.34% for Class A, Class B and Class C shares, respectively. The total annual fund direct and estimated indirect Underlying DWS Fund operating expense ratios, gross of any fee waivers or expense reimbursements, as presented in the fee table of the prospectus dated November 15, 2007 are 1.16%, 1.88% and 1.88% for Class A, Class B and Class C shares, respectively. Please see the Information About Each Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note B, Related Parties) sections of this report for gross and net expense related disclosure for the period ended February 29, 2008.

To discourage short-term trading, the Fund imposed a 2% redemption fee on shareholders redeeming shares held less than 15 days, which has the effect of lowering total return.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for DWS LifeCompass Retirement Fund as well as for some Underlying DWS Funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

DWS LifeCompass Retirement Fund

Returns shown for Class A, B and C shares for the periods prior to their inception on December 29, 2000 are derived from the historical performance of Class S shares of DWS LifeCompass Retirement Fund during such periods and have been adjusted to reflect the higher gross annual total operating expenses of each specific class. Any difference in expenses will affect performance.

Average Annual Total Returns (Unadjusted for Sales Charge) as of 2/29/08
DWS LifeCompass Retirement Fund	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	-2.08%	.11%	4.61%	7.16%	3.24%
Class B	-2.44%	-.63%	3.83%	6.35%	2.49%
Class C	-2.43%	-.53%	3.87%	6.38%	2.49%
Russell® 1000 Index+	-8.44%	-3.77%	5.87%	12.24%	4.42%
Russell® 2000 Index++	-12.91%	-12.44%	3.90%	15.10%	5.34%
Lehman Brothers Intermediate U.S. Aggregate Index+++	5.70%	7.65%	5.25%	4.37%	5.91%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.
Net Asset Value and Distribution Information
	Class A	Class B	Class C
Net Asset Value: 2/29/08	$ 12.11	$ 12.11	$ 12.11
8/31/07	$ 12.51	$ 12.52	$ 12.52
Distribution Information: Six Months as of 2/29/08: Income Dividends	$ .14	$ .11	$ .11

DWS LifeCompass Retirement Fund

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS LifeCompass Retirement Fund — Class A [] Russell 1000 Index+ [] Russell 2000 Index++ [] Lehman Brothers Intermediate U.S. Aggregate Index+++

Yearly periods ended February 29

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

Comparative Results (Adjusted for Maximum Sales Charge) as of 2/29/08
DWS LifeCompass Retirement Fund		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$9,436	$10,791	$13,318	$12,966
	Average annual total return	-5.64%	2.57%	5.90%	2.63%
Class B	Growth of $10,000	$9,648	$10,993	$13,506	$12,785
	Average annual total return	-3.52%	3.21%	6.20%	2.49%
Class C	Growth of $10,000	$9,947	$11,207	$13,626	$12,790
	Average annual total return	-.53%	3.87%	6.38%	2.49%

The growth of $10,000 is cumulative.

DWS LifeCompass Retirement Fund

Comparative Results as of 2/29/08
DWS LifeCompass Retirement Fund		1-Year	3-Year	5-Year	10-Year
Russell 1000 Index+	Growth of $10,000	$9,623	$11,866	$17,815	$15,405
	Average annual total return	-3.77%	5.87%	12.24%	4.42%
Russell 2000 Index++	Growth of $10,000	$8,756	$11,216	$20,198	$16,828
	Average annual total return	-12.44%	3.90%	15.10%	5.34%
Lehman Brothers Intermediate U.S. Aggregate Index+++	Growth of $10,000	$10,765	$11,660	$12,385	$17,755
	Average annual total return	7.65%	5.25%	4.37%	5.91%

The growth of $10,000 is cumulative.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
++ The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
+++ The Lehman Brothers Intermediate U.S. Aggregate Index is an unmanaged index that covers the US investment-grade fixed-rate bond market, including government and credit securities, agency mortgage securities, asset backed securities and commercial mortgage backed securities.
Index returns, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
Class A Lipper Rankings — Mixed-Asset Target Allocation Conservative Funds Category as of 2/29/08
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	302	of	429	70
3-Year	102	of	262	39
5-Year	49	of	141	35

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable. Rankings are for Class A shares; other share classes may vary.

DWS LifeCompass Retirement Fund

Class S

Class S shares are generally not available to new investors except under certain circumstances. (Please refer to the Fund's Statement of Additional Information.)

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-scudder.com for the Fund's most recent month-end performance.

The total annual fund direct operating expense ratio, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated November 15, 2007 is 0.47% for Class S shares. The total fund direct and estimated indirect Underlying DWS Fund operating expense ratio, gross of any fee waivers or expense reimbursements, as presented in the fee table of the prospectus dated November 15, 2007 is 1.01% for Class S shares. Please see the Information About Each Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note B, Related Parties) sections of this report for gross and net expense related disclosure for the period ended February 29, 2008.

To discourage short-term trading, the Fund imposed a 2% redemption fee on shareholders redeeming shares held less than 15 days, which has the effect of lowering total return.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for DWS LifeCompass Retirement Fund as well as for some Underlying DWS Funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Average Annual Total Returns as of 2/29/08
DWS LifeCompass Retirement Fund	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class S	-1.95%	.37%	4.88%	7.43%	3.50%
Russell 1000 Index+	-8.44%	-3.77%	5.87%	12.24%	4.42%
Russell 2000 Index++	-12.91%	-12.44%	3.90%	15.10%	5.34%
Lehman Brothers Intermediate U.S. Aggregate Index+++	5.70%	7.65%	5.25%	4.37%	5.91%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.

DWS LifeCompass Retirement Fund

Net Asset Value and Distribution Information
Class S
Net Asset Value: 2/29/08	$ 12.11
8/31/07	$ 12.51
Distribution Information: Six Months as of 2/29/08: Income Dividends	$ .16
Growth of an Assumed $10,000 Investment
[] DWS LifeCompass Retirement Fund — Class S [] Russell 1000 Index+ [] Russell 2000 Index++ [] Lehman Brothers Intermediate U.S. Aggregate Index+++

Yearly periods ended February 29
Comparative Results as of 2/29/08
DWS LifeCompass Retirement Fund		1-Year	3-Year	5-Year	10-Year
Class S	Growth of $10,000	$10,037	$11,536	$14,308	$14,100
	Average annual total return	.37%	4.88%	7.43%	3.50%

The growth of $10,000 is cumulative.

DWS LifeCompass Retirement Fund

Comparative Results as of 2/29/08
DWS LifeCompass Retirement Fund		1-Year	3-Year	5-Year	10-Year
Russell 1000 Index+	Growth of $10,000	$9,623	$11,866	$17,815	$15,405
	Average annual total return	-3.77%	5.87%	12.24%	4.42%
Russell 2000 Index++	Growth of $10,000	$8,756	$11,216	$20,198	$16,828
	Average annual total return	-12.44%	3.90%	15.10%	5.34%
Lehman Brothers Intermediate U.S. Aggregate Index+++	Growth of $10,000	$10,765	$11,660	$12,385	$17,755
	Average annual total return	7.65%	5.25%	4.37%	5.91%

The growth of $10,000 is cumulative.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
++ The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
+++ The Lehman Brothers Intermediate U.S. Aggregate Index is an unmanaged index that covers the US investment-grade fixed-rate bond market, including government and credit securities, agency mortgage securities, asset backed securities and commercial mortgage backed securities.
Index returns, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
Class S Lipper Rankings — Mixed-Asset Target Allocation Conservative Funds Category as of 2/29/08
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	287	of	429	67
3-Year	78	of	262	30
5-Year	39	of	141	27
10-Year	55	of	61	89

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class S shares; other share classes may vary.

DWS LifeCompass 2015 Fund

Classes A, B and C

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-scudder.com for the Fund's most recent month-end performance.

The maximum sales charge for Class A shares is 5.75%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no front-end sales charge but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The total annual fund direct operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated November 15, 2007 are .62%, 1.36% and 1.31% for Class A, Class B and Class C shares, respectively. The total annual fund direct and estimated indirect Underlying DWS Fund operating expense ratios, gross of any fee waivers or expense reimbursements, as presented in the fee table of the prospectus dated November 15, 2007 are 1.24%, 1.98% and 1.93% for Class A, Class B and Class C shares, respectively. Please see the Information About Each Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note B, Related Parties) sections of this report for gross and net expense related disclosure for the period ended February 29, 2008.

To discourage short-term trading, the Fund imposed a 2% redemption fee on shareholders redeeming shares held less than 15 days, which has the effect of lowering total return.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for DWS LifeCompass 2015 Fund as well as for some Underlying DWS Funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

DWS LifeCompass 2015 Fund

Returns shown for Class A, B and C shares for the periods prior to their inception on December 29, 2000 are derived from the historical performance of Class S shares of the DWS LifeCompass 2015 Fund during such periods and have been adjusted to reflect the higher gross annual total operating expenses of each specific class. Any difference in expenses will affect performance.

Average Annual Total Returns (Unadjusted for Sales Charge) as of 2/29/08
DWS LifeCompass 2015 Fund	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	-4.01%	-1.56%	4.89%	8.88%	3.28%
Class B	-4.41%	-2.35%	4.06%	8.05%	2.51%
Class C	-4.40%	-2.25%	4.12%	8.09%	2.52%
Russell 1000 Index+	-8.44%	-3.77%	5.87%	12.24%	4.42%
Russell 2000 Index++	-12.91%	-12.44%	3.90%	15.10%	5.34%
Lehman Brothers U.S. Aggregate Index+++	5.67%	7.30%	5.18%	4.50%	6.04%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.
Net Asset Value and Distribution Information
	Class A	Class B	Class C
Net Asset Value: 2/29/08	$ 11.92	$ 11.91	$ 11.91
8/31/07	$ 12.47	$ 12.47	$ 12.47
Distribution Information: Six Months as of 2/29/08: Income Dividends	$ .04	$ .01	$ .01

DWS LifeCompass 2015 Fund

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS LifeCompass 2015 Fund — Class A [] Russell 1000 Index+ [] Russell 2000 Index++ [] Lehman Brothers U.S. Aggregate Index+++

Yearly periods ended February 29

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

Comparative Results (Adjusted for Maximum Sales Charge) as of 2/29/08
DWS LifeCompass 2015 Fund		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$9,278	$10,875	$14,422	$13,013
	Average annual total return	-7.22%	2.84%	7.60%	2.67%
Class B	Growth of $10,000	$9,481	$11,069	$14,628	$12,815
	Average annual total return	-5.19%	3.44%	7.90%	2.51%
Class C	Growth of $10,000	$9,775	$11,288	$14,753	$12,823
	Average annual total return	-2.25%	4.12%	8.09%	2.52%

The growth of $10,000 is cumulative.

DWS LifeCompass 2015 Fund

Comparative Results as of 2/29/08
DWS LifeCompass 2015 Fund		1-Year	3-Year	5-Year	10-Year
Russell 1000 Index+	Growth of $10,000	$9,623	$11,866	$17,815	$15,405
	Average annual total return	-3.77%	5.87%	12.24%	4.42%
Russell 2000 Index++	Growth of $10,000	$8,756	$11,216	$20,198	$16,828
	Average annual total return	-12.44%	3.90%	15.10%	5.34%
Lehman Brothers U.S. Aggregate Index+++	Growth of $10,000	$10,730	$11,636	$12,460	$17,972
	Average annual total return	7.30%	5.18%	4.50%	6.04%

The growth of $10,000 is cumulative.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
++ The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
+++ The Lehman Brothers U.S. Aggregate Index is an unmanaged, market value-weighted measure of treasury issues, agency issues corporate bond issues and mortgage securities.
Index returns, unlike Fund retruns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
Class A Lipper Rankings — Mixed-Asset Target 2020 Funds Category as of 2/29/08
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	127	of	221	57
3-Year	60	of	87	68
5-Year	20	of	30	65

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable. Rankings are for Class A shares; other share classes may vary.

DWS LifeCompass 2015 Fund

Class S

Class S shares are generally not available to new investors except under certain circumstances. (Please refer to the Fund's Statement of Additional Information.)

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-scudder.com for the Fund's most recent month-end performance.

The total annual fund direct operating expense ratio, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated November 15, 2007 is .31% for Class S shares. The total annual fund direct and estimated indirect Underlying DWS Fund operating expense ratio, gross of any fee waivers or expense reimbursements, as presented in the fee table of the prospectus dated November 15, 2007 is .93% for Class S shares. Please see the Information About Each Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note B, Related Parties) sections of this report for gross and net expense related disclosure for the period ended February 29, 2008.

To discourage short-term trading, the Fund imposed a 2% redemption fee on shareholders redeeming shares held less than 15 days, which has the effect of lowering total return.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for DWS LifeCompass 2015 Fund as well as for some Underlying DWS Funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Average Annual Total Returns as of 2/29/08
DWS LifeCompass 2015 Fund	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class S	-3.91%	-1.33%	5.12%	9.13%	3.51%
Russell 1000 Index+	-8.44%	-3.77%	5.87%	12.24%	4.42%
Russell 2000 Index++	-12.91%	-12.44%	3.90%	15.10%	5.34%
Lehman Brothers U.S. Aggregate Index+++	5.67%	7.30%	5.18%	4.50%	6.04%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.

DWS LifeCompass 2015 Fund

Net Asset Value and Distribution Information
Class S
Net Asset Value: 2/29/08	$ 11.91
8/31/07	$ 12.45
Distribution Information: Six Months as of 2/29/08: Income Dividends	$ .06
Growth of an Assumed $10,000 Investment
[] DWS LifeCompass 2015 Fund — Class S [] Russell 1000 Index+ [] Russell 2000 Index++ [] Lehman Brothers U.S. Aggregate Index+++

Yearly periods ended February 29
Comparative Results as of 2/29/08
DWS LifeCompass 2015 Fund		1-Year	3-Year	5-Year	10-Year
Class S	Growth of $10,000	$9,867	$11,616	$15,479	$14,121
	Average annual total return	-1.33%	5.12%	9.13%	3.51%

The growth of $10,000 is cumulative.

DWS LifeCompass 2015 Fund

Comparative Results as of 2/29/08
DWS LifeCompass 2015 Fund		1-Year	3-Year	5-Year	10-Year
Russell 1000 Index+	Growth of $10,000	$9,623	$11,866	$17,815	$15,405
	Average annual total return	-3.77%	5.87%	12.24%	4.42%
Russell 2000 Index++	Growth of $10,000	$8,756	$11,216	$20,198	$16,828
	Average annual total return	-12.44%	3.90%	15.10%	5.34%
Lehman Brothers U.S. Aggregate Index+++	Growth of $10,000	$10,730	$11,636	$12,460	$17,972
	Average annual total return	7.30%	5.18%	4.50%	6.04%

The growth of $10,000 is cumulative.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
++ The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
+++ The Lehman Brothers U.S. Aggregate Index is an unmanaged, market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities.
Index returns, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
Class S Lipper Rankings — Mixed-Asset Target 2020 Funds Category as of 2/29/08
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	119	of	221	54
3-Year	55	of	87	63
5-Year	17	of	30	55
10-Year	10	of	10	91

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class S shares; other share classes may vary.

DWS LifeCompass 2020 Fund

Classes A, B and C

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-scudder.com for the Fund's most recent month-end performance.

The maximum sales charge for Class A shares is 5.75%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no front-end sales charge but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The total annual fund direct operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated November 15, 2007 are 0.67%, 1.40% and 1.36% for Class A, Class B and Class C shares, respectively. The total annual fund direct and estimated indirect Underlying DWS Fund operating expense ratios, gross of any fee waivers or expense reimbursements, as presented in the fee table of the prospectus dated November 15, 2007 are 1.28%, 2.01% and 1.97% for Class A, Class B and Class C shares, respectively. Please see the Information About Each Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note B, Related Parties) sections of this report for gross and net expense related disclosure for the period ended February 29, 2008.

To discourage short-term trading, the Fund imposed a 2% redemption fee on shareholders redeeming shares held less than 15 days, which has the effect of lowering total return.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for DWS LifeCompass 2020 Fund as well as for some Underlying DWS Funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

DWS LifeCompass 2020 Fund

Returns shown for Class A, B and C shares for the periods prior to their inception on December 29, 2000 are derived from the historical performance of Class S shares of the DWS LifeCompass 2020 Fund during such periods and have been adjusted to reflect the higher gross annual total operating expenses of each specific class. Any difference in expenses will affect performance.

Average Annual Total Returns (Unadjusted for Sales Charge) as of 2/29/08
DWS LifeCompass 2020 Fund	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	-5.00%	-1.89%	5.53%	11.08%	3.98%
Class B	-5.39%	-2.66%	4.75%	10.24%	3.20%
Class C	-5.29%	-2.62%	4.78%	10.26%	3.21%
Russell 1000 Index+	-8.44%	-3.77%	5.87%	12.24%	4.42%
Russell 2000 Index++	-12.91%	-12.44%	3.90%	15.10%	5.34%
Lehman Brothers U.S. Aggregate Index+++	5.67%	7.30%	5.18%	4.50%	6.04%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.
Net Asset Value and Distribution Information
	Class A	Class B	Class C
Net Asset Value: 2/29/08	$ 14.18	$ 14.09	$ 14.10
8/31/07	$ 15.47	$ 15.32	$ 15.32
Distribution Information: Six Months as of 2/29/08: Income Dividends	$ .55	$ .43	$ .44

DWS LifeCompass 2020 Fund

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS LifeCompass 2020 Fund — Class A [] Russell 1000 Index+ [] Russell 2000 Index++ [] Lehman Brothers U.S. Aggregate Index+++

Yearly periods ended February 29

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

Comparative Results (Adjusted for Maximum Sales Charge) as of 2/29/08
DWS LifeCompass 2020 Fund		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$9,247	$11,076	$15,936	$13,924
	Average annual total return	-7.53%	3.47%	9.77%	3.37%
Class B	Growth of $10,000	$9,450	$11,293	$16,181	$13,708
	Average annual total return	-5.50%	4.14%	10.10%	3.20%
Class C	Growth of $10,000	$9,738	$11,504	$16,294	$13,720
	Average annual total return	-2.62%	4.78%	10.26%	3.21%

The growth of $10,000 is cumulative.

DWS LifeCompass 2020 Fund

Comparative Results as of 2/29/08
DWS LifeCompass 2020 Fund		1-Year	3-Year	5-Year	10-Year
Russell 1000 Index+	Growth of $10,000	$9,623	$11,866	$17,815	$15,405
	Average annual total return	-3.77%	5.87%	12.24%	4.42%
Russell 2000 Index++	Growth of $10,000	$8,756	$11,216	$20,198	$16,828
	Average annual total return	-12.44%	3.90%	15.10%	5.34%
Lehman Brothers U.S. Aggregate Index+++	Growth of $10,000	$10,730	$11,636	$12,460	$17,972
	Average annual total return	7.30%	5.18%	4.50%	6.04%

The growth of $10,000 is cumulative.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
++ The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
+++ The Lehman Brothers U.S. Aggregate Index is an unmanaged, market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities.
Index returns, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
Class A Lipper Rankings — Mixed-Asset Target 2020 Funds Category as of 2/29/08
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	131	of	221	59
3-Year	45	of	87	51
5-Year	4	of	30	13

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable. Rankings are for Class A shares; other share classes may vary.

DWS LifeCompass 2020 Fund

Class S

Class S shares are generally not available to new investors except under certain circumstances. (Please refer to the Fund's Statement of Additional Information.)

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-scudder.com for the Fund's most recent month-end performance.

The total annual fund direct operating expense ratio, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated November 15, 2007 is 0.48% for Class S shares. The total annual fund direct and estimated indirect Underlying DWS Fund operating expense ratio, gross of any fee waivers or expense reimbursements, as presented in the fee table of the prospectus dated November 15, 2007 is 1.09% for Class S shares. Please see the Information About Each Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note B, Related Parties) sections of this report for gross and net expense related disclosure for the period ended February 29, 2008.

To discourage short-term trading, the Fund imposed a 2% redemption fee on shareholders redeeming shares held less than 15 days, which has the effect of lowering total return.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for DWS LifeCompass 2020 Fund as well as for some Underlying DWS Funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Average Annual Total Returns as of 2/29/08
DWS LifeCompass 2020 Fund	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class S	-4.87%	-1.63%	5.80%	11.35%	4.22%
Russell 1000 Index+	-8.44%	-3.77%	5.87%	12.24%	4.42%
Russell 2000 Index++	-12.91%	-12.44%	3.90%	15.10%	5.34%
Lehman Brothers U.S. Aggregate Index+++	5.67%	7.30%	5.18%	4.50%	6.04%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.

DWS LifeCompass 2020 Fund

Net Asset Value and Distribution Information
Class S
Net Asset Value: 2/29/08	$ 14.19
8/31/07	$ 15.50
Distribution Information: Six Months as of 2/29/08: Income Dividends	$ .59
Growth of an Assumed $10,000 Investment
[] DWS LifeCompass 2020 Fund — Class S [] Russell 1000 Index+ [] Russell 2000 Index++ [] Lehman Brothers U.S. Aggregate Index+++

Yearly periods ended February 29
Comparative Results as of 2/29/08
DWS LifeCompass 2020 Fund		1-Year	3-Year	5-Year	10-Year
Class S	Growth of $10,000	$9,837	$11,842	$17,115	$15,125
	Average annual total return	-1.63%	5.80%	11.35%	4.22%

The growth of $10,000 is cumulative.

DWS LifeCompass 2020 Fund

Comparative Results as of 2/29/08
DWS LifeCompass 2020 Fund		1-Year	3-Year	5-Year	10-Year
Russell 1000 Index+	Growth of $10,000	$9,623	$11,866	$17,815	$15,405
	Average annual total return	-3.77%	5.87%	12.24%	4.42%
Russell 2000 Index++	Growth of $10,000	$8,756	$11,216	$20,198	$16,828
	Average annual total return	-12.44%	3.90%	15.10%	5.34%
Lehman Brothers U.S. Aggregate Index+++	Growth of $10,000	$10,730	$11,636	$12,460	$17,972
	Average annual total return	7.30%	5.18%	4.50%	6.04%

The growth of $10,000 is cumulative.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
++ The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
+++ The Lehman Brothers U.S. Aggregate Index is an unmanaged, market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities.
Index returns, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
Class S Lipper Rankings — Mixed-Asset Target 2020 Funds Category as of 2/29/08
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	128	of	221	58
3-Year	36	of	87	41
5-Year	2	of	30	7
10-Year	6	of	10	55

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class S shares; other share classes may vary.

DWS LifeCompass 2030 Fund

Classes A, B and C

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-scudder.com for the Fund's most recent month-end performance.

The maximum sales charge for Class A shares is 5.75%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no front-end sales charge but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The total annual fund direct operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated November 15, 2007 are 0.95%, 1.75% and 1.69% for Class A, Class B and Class C shares, respectively. The total annual fund direct and estimated indirect Underlying DWS Fund operating expense ratios, gross of any fee waivers or expense reimbursements, as presented in the fee table of the prospectus dated November 15, 2007 are 1.65%, 2.45% and 2.39% for Class A, Class B and Class C shares, respectively. Please see the Information About Each Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note B, Related Parties) sections of this report for gross and net expense related disclosure for the period ended February 29, 2008.

To discourage short-term trading, the Fund imposed a 2% redemption fee on shareholders redeeming shares held less than 15 days, which has the effect of lowering total return.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for DWS LifeCompass 2030 Fund as well as for some Underlying DWS Funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Average Annual Total Returns (Unadjusted for Sales Charge) as of 2/29/08
DWS LifeCompass 2030 Fund	6-Month‡	1-Year	3-Year	Life of Class*
Class A	-6.73%	-3.35%	5.97%	7.26%
Class B	-7.08%	-4.10%	5.23%	6.46%
Class C	-7.08%	-4.09%	5.17%	6.46%
Russell 1000 Index+	-8.44%	-3.77%	5.87%	7.64%
Russell 2000 Index++	-12.91%	-12.44%	3.90%	6.23%
Lehman Brothers U.S. Aggregate Index+++	5.67%	7.30%	5.18%	4.70%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.
* The Fund commenced operations on November 1, 2004. Index returns began on October 31, 2004.

DWS LifeCompass 2030 Fund

Net Asset Value and Distribution Information
	Class A	Class B	Class C
Net Asset Value: 2/29/08	$ 10.68	$ 10.67	$ 10.67
8/31/07	$ 12.27	$ 12.21	$ 12.21
Distribution Information: Six Months as of 2/29/08: Income Dividends	$ .38	$ .28	$ .28
Capital Gain Distributions	$ .45	$ .45	$ .45
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS LifeCompass 2030 Fund — Class A [] Russell 1000 Index+ [] Russell 2000 Index++ [] Lehman Brothers U.S. Aggregate Index+++

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

Comparative Results (Adjusted for Maximum Sales Charge) as of 2/29/08
DWS LifeCompass 2030 Fund		1-Year	3-Year	Life of Fund*
Class A	Growth of $10,000	$9,110	$11,216	$11,901
	Average annual total return	-8.90%	3.90%	5.37%
Class B	Growth of $10,000	$9,319	$11,453	$12,114
	Average annual total return	-6.81%	4.63%	5.93%
Class C	Growth of $10,000	$9,591	$11,631	$12,315
	Average annual total return	-4.09%	5.17%	6.46%

The growth of $10,000 is cumulative.

* The Fund commenced operations on November 1, 2004. Index returns began on October 31, 2004.

DWS LifeCompass 2030 Fund

Comparative Results as of 2/29/08
DWS LifeCompass 2030 Fund		1-Year	3-Year	Life of Fund*
Russell 1000 Index+	Growth of $10,000	$9,623	$11,866	$12,780
	Average annual total return	-3.77%	5.87%	7.64%
Russell 2000 Index++	Growth of $10,000	$8,756	$11,216	$12,230
	Average annual total return	-12.44%	3.90%	6.23%
Lehman Brothers U.S. Aggregate Index+++	Growth of $10,000	$10,730	$11,636	$11,653
	Average annual total return	7.30%	5.18%	4.70%

The growth of $10,000 is cumulative.

* The Fund commenced operations on November 1, 2004. Index returns began on October 31, 2004.
+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
++ The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
+++ The Lehman Brothers U.S. Aggregate Index is an unmanaged, market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities.
Index returns, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
Class A Lipper Rankings — Mixed-Asset Target 2030 Funds Category as of 2/29/08
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	128	of	196	65
3-Year	37	of	71	52

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable. Rankings are for Class A shares; other share classes may vary.

DWS LifeCompass 2030 Fund

Class S

Class S shares are generally not available to new investors except under certain circumstances (Please refer to the Fund's Statement of Additional Information.)

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-scudder.com for the Fund's most recent month-end performance.

The total annual fund direct operating expense ratio, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated November 15, 2007 is 0.73% for Class S shares. The total annual fund direct and estimated indirect Underlying DWS Fund operating expense ratio, gross of any fee waivers or expense reimbursements, as presented in the fee table of the prospectus dated November 15, 2007 is 1.43% for Class S shares. Please see the Information About Each Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note B, Related Parties) sections of this report for gross and net expense related disclosure for the period ended February 29, 2008.

To discourage short-term trading, the Fund imposed a 2% redemption fee on shareholders redeeming shares held less than 15 days, which has the effect of lowering total return.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for DWS LifeCompass 2030 Fund as well as for some Underlying DWS Funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Average Annual Total Returns as of 2/29/08
DWS LifeCompass 2030 Fund	6-Month‡	1-Year	3-Year	Life of Fund*
Class S	-6.65%	-3.10%	6.21%	7.53%
Russell 1000 Index+	-8.44%	-3.77%	5.87%	7.64%
Russell 2000 Index++	-12.91%	-12.44%	3.90%	6.23%
Lehman Brothers U.S. Aggregate Index+++	5.67%	7.30%	5.18%	4.70%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.
* The Fund commenced operations on November 1, 2004. Index returns began on October 31, 2004.

DWS LifeCompass 2030 Fund

Net Asset Value and Distribution Information
Class S
Net Asset Value: 2/29/08	$ 10.68
8/31/07	$ 12.29
Distribution Information: Six Months as of 2/29/08: Income Dividends	$ .41
Capital Gain Distributions	$ .45
Growth of an Assumed $10,000 Investment
[] DWS LifeCompass 2030 Fund — Class S [] Russell 1000 Index+ [] Russell 2000 Index++ [] Lehman Brothers U.S. Aggregate Index+++

Comparative Results as of 2/29/08
DWS LifeCompass 2030 Fund		1-Year	3-Year	Life of Fund*
Class S	Growth of $10,000	$9,690	$11,980	$12,730
	Average annual total return	-3.10%	6.21%	7.53%

The growth of $10,000 is cumulative.

* The Fund commenced operations on November 1, 2004. Index returns began on October 31, 2004.
Comparative Results as of 2/29/08
DWS LifeCompass 2030 Fund		1-Year	3-Year	Life of Fund*
Russell 1000 Index+	Growth of $10,000	$9,623	$11,866	$12,780
	Average annual total return	-3.77%	5.87%	7.64%
Russell 2000 Index++	Growth of $10,000	$8,756	$11,216	$12,230
	Average annual total return	-12.44%	3.90%	6.23%
Lehman Brothers U.S. Aggregate Index+++	Growth of $10,000	$10,730	$11,636	$11,653
	Average annual total return	7.30%	5.18%	4.70%

The growth of $10,000 is cumulative.

* The Fund commenced operations on November 1, 2004. Index returns began on October 31, 2004.
+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
++ The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
+++ The Lehman Brothers U.S. Aggregate Index is an unmanaged, market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities.
Index returns, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
Class S Lipper Rankings — Mixed-Asset Target 2030 Funds Category as of 2/29/08
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	123	of	196	62
3-Year	31	of	71	43

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class S shares; other share classes may vary.

Information About Each Fund's Expenses

As an investor of the Funds, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the Underlying DWS Funds in which the Fund invests. The Fund's estimated indirect expense from investing in the Underlying DWS Funds is based on the expense ratios from the Underlying DWS Fund's most recent shareholder report. In the most recent six-month period, DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund and DWS LifeCompass 2030 Fund limited these expenses; during the period from November 15, 2007 (commencement of operations) to February 29, 2008, DWS LifeCompass 2040 Fund also limited these expenses; had they not done so, expenses would have been higher. In addition, certain of the Underlying DWS Funds limited expenses; had they not done so, expenses would have been higher. The examples in the tables are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2007 to February 29, 2008 for DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund and DWS LifeCompass 2030 Fund; November 15, 2007 to February 29, 2008 for DWS LifeCompass 2040 Fund).

The tables illustrate your Fund's expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.

DWS LifeCompass Retirement Fund

Direct Fund Expenses and Value of a $1,000 Investment for the six months ended February 29, 2008
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/07	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/29/08	$ 979.20	$ 975.60	$ 975.70	$ 980.50
Expenses Paid per $1,000*	$ 2.90	$ 6.58	$ 6.44	$ 1.58
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/07	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/29/08	$ 1,021.93	$ 1,018.20	$ 1,018.35	$ 1,023.27
Expenses Paid per $1,000*	$ 2.97	$ 6.72	$ 6.57	$ 1.61
Direct Fund Expenses and Acquired Funds (Underlying Funds) Fees and Expenses and Value of a $1,000 Investment for the six months ended February 29, 2008
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/07	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/29/08	$ 979.20	$ 975.60	$ 975.70	$ 980.50
Expenses Paid per $1,000**	$ 5.76	$ 9.43	$ 9.28	$ 4.43
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/07	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/29/08	$ 1,019.05	$ 1,015.32	$ 1,015.47	$ 1,020.39
Expenses Paid per $1,000**	$ 5.87	$ 9.62	$ 9.47	$ 4.52
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
** Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired Funds (Underlying Funds) Fees and Expenses, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratios	Class A	Class B	Class C	Class S
Direct Fund Expense Ratios	.59%	1.34%	1.31%	.32%
Acquired Funds (Underlying Funds) Fees and Expenses	.58%	.58%	.58%	.58%
Net Annual Fund and Acquired Funds (Underlying Funds) Operating Expenses	1.17%	1.92%	1.89%	.90%

For more information, please refer to the Fund's prospectus.

DWS LifeCompass 2015 Fund

Direct Fund Expenses and Value of a $1,000 Investment for the six months ended February 29, 2008
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/07	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/29/08	$ 959.90	$ 955.90	$ 956.00	$ 960.90
Expenses Paid per $1,000*	$ 2.63	$ 6.27	$ 6.18	$ 1.41
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/07	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/29/08	$ 1,022.18	$ 1,018.45	$ 1,018.55	$ 1,023.42
Expenses Paid per $1,000*	$ 2.72	$ 6.47	$ 6.37	$ 1.46
Direct Fund Expenses and Acquired Funds (Underlying Funds) Fees and Expenses and Value of a $1,000 Investment for the six months ended February 29, 2008
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/07	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/29/08	$ 959.90	$ 955.90	$ 956.00	$ 960.90
Expenses Paid per $1,000**	$ 5.60	$ 9.24	$ 9.14	$ 4.39
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/07	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/29/08	$ 1,019.14	$ 1,015.42	$ 1,015.51	$ 1,020.39
Expenses Paid per $1,000**	$ 5.77	$ 9.52	$ 9.42	$ 4.52
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
** Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired Funds (Underlying Funds) Fees and Expenses, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratios	Class A	Class B	Class C	Class S
Direct Fund Expense Ratios	.54%	1.29%	1.27%	.29%
Acquired Funds (Underlying Funds) Fees and Expenses	.61%	.61%	.61%	.61%
Net Annual Fund and Acquired Funds (Underlying Funds) Operating Expenses	1.15%	1.90%	1.88%	.90%

For more information, please refer to the Fund's prospectus.

DWS LifeCompass 2020 Fund

Direct Fund Expenses and Value of a $1,000 Investment for the six months ended February 29, 2008
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/07	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/29/08	$ 950.00	$ 946.10	$ 947.10	$ 951.30
Expenses Paid per $1,000*	$ 2.67	$ 6.34	$ 6.25	$ 1.50
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/07	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/29/08	$ 1,022.13	$ 1,018.35	$ 1,018.45	$ 1,023.32
Expenses Paid per $1,000*	$ 2.77	$ 6.57	$ 6.47	$ 1.56
Direct Fund Expenses and Acquired Funds (Underlying Funds) Fees and Expenses and Value of a $1,000 Investment for the six months ended February 29, 2008
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/07	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/29/08	$ 950.00	$ 946.10	$ 947.10	$ 951.30
Expenses Paid per $1,000**	$ 5.62	$ 9.29	$ 9.20	$ 4.46
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/07	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/29/08	$ 1,019.10	$ 1,015.32	$ 1,015.42	$ 1,020.29
Expenses Paid per $1,000**	$ 5.82	$ 9.62	$ 9.52	$ 4.62
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
** Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired Funds (Underlying Funds) Fees and Expenses, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratios	Class A	Class B	Class C	Class S
Direct Fund Expense Ratios	.55%	1.31%	1.29%	.31%
Acquired Funds (Underlying Funds) Fees and Expenses	.61%	.61%	.61%	.61%
Net Annual Fund and Acquired Funds (Underlying Funds) Operating Expenses	1.16%	1.92%	1.90%	.92%

For more information, please refer to the Fund's prospectus.

DWS LifeCompass 2030 Fund

Direct Fund Expenses and Value of a $1,000 Investment for the six months ended February 29, 2008
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/07	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/29/08	$ 932.70	$ 929.20	$ 929.20	$ 933.50
Expenses Paid per $1,000*	$ 2.35	$ 5.95	$ 6.00	$ 1.11
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/07	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/29/08	$ 1,022.43	$ 1,018.70	$ 1,018.65	$ 1,023.72
Expenses Paid per $1,000*	$ 2.46	$ 6.22	$ 6.27	$ 1.16
Direct Fund Expenses and Acquired Funds (Underlying Funds) Fees and Expenses and Value of a $1,000 Investment for the six months ended February 29, 2008
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/07	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/29/08	$ 932.70	$ 929.20	$ 929.20	$ 933.50
Expenses Paid per $1,000**	$ 5.53	$ 9.11	$ 9.16	$ 4.28
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/07	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/29/08	$ 1,019.14	$ 1,015.42	$ 1,015.37	$ 1,020.44
Expenses Paid per $1,000**	$ 5.77	$ 9.52	$ 9.57	$ 4.47
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
** Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired Funds (Underlying Funds) Fees and Expenses, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratios	Class A	Class B	Class C	Class S
Direct Fund Expense Ratios	.49%	1.24%	1.25%	.23%
Acquired Funds (Underlying Funds) Fees and Expenses	.66%	.66%	.66%	.66%
Net Annual Fund and Acquired Funds (Underlying Funds) Operating Expenses	1.15%	1.90%	1.91%	.89%

For more information, please refer to the Fund's prospectus.

DWS LifeCompass 2040 Fund

Direct Fund Expenses and Value of a $1,000 Investment for the period ended February 29, 2008
Actual Fund Return*	Class A	Class C	Class S
Beginning Account Value 11/15/07	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/29/08	$ 934.40	$ 933.50	$ 935.80
Expenses Paid per $1,000**	$ 1.39	$ 3.50	$ .68
Hypothetical 5% Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/07	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/29/08	$ 1,022.43	$ 1,018.70	$ 1,023.67
Expenses Paid per $1,000***	$ 2.46	$ 6.22	$ 1.21
Direct Fund Expenses and Acquired Funds (Underlying Funds) Fees and Expenses and Value of a $1,000 Investment for the six months ended February 29, 2008
Actual Fund Return*	Class A	Class C	Class S
Beginning Account Value 11/15/07	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/29/08	$ 934.40	$ 933.50	$ 935.80
Expenses Paid per $1,000+	$ 3.28	$ 5.40	$ 2.57
Hypothetical 5% Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/07	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/29/08	$ 1,019.10	$ 1,015.37	$ 1,020.34
Expenses Paid per $1,000++	$ 5.82	$ 9.57	$ 4.57
* For the period from November 15, 2007 (commencement of operations) to February 29, 2008.
** Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days since the commencement of the class (November 15, 2007), then divided by 366.
*** Expenses (hypothetical expenses if the Fund had been in existence from 9/1/07) are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days since the commencement of the Class (November 15, 2007), then divided by 366.
+ Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired Funds (Underlying Funds) Fees and Expenses, multiplied by the average account value over the period, multiplied by the number of days since the commencement of the class (November 15, 2007).
++ Expenses (hypothetical expenses if the Fund had been in existence from 9/1/07) are equal to the Fund's annualized expense ratio for each share class plus the Acquired Funds (Underlying Funds) Fees and Expenses, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratios	Class A	Class C	Class S
Direct Fund Expense Ratios	.49%	1.24%	.24%
Acquired Funds (Underlying Funds) Fees and Expenses	.67%	.67%	.67%
Net Annual Fund and Acquired Funds (Underlying Funds) Operating Expenses	1.16%	1.91%	.91%

For more information, please refer to the Fund's prospectus.

Portfolio Management Review

In the following interview, Co-Managers Inna Okounkova and Robert Wang discuss the economy, markets, portfolio management strategy and resulting performance of DWS LifeCompass Funds during the six months ended February 29, 2008.

The views expressed in the following discussion reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results.

Q: How would you characterize the market environment over the last six months?

A: The six-month period from September 1, 2007 through February 29, 2008 was a period of considerable economic uncertainty and significant turmoil throughout capital markets. In the last few months of 2007, what began as a correction in the US housing market accelerated into a crisis in the subprime mortgage market with profound implications for the entire economy. By early 2008, there had been pronounced changes in attitudes toward risk in financial markets, as demonstrated by wider credit spreads, severe dislocation in short-term credit markets, overall tightening of financial conditions and an increasingly volatile equity market. The US Federal Reserve Board (the Fed) reduced interest rates five times between September 2007 and January 2008, striving to strike a balance between providing liquidity to financial markets and keeping inflation at a moderate level.

In this challenging economic environment, most US equity indices posted negative returns for the six months ended February 29, 2008. The Russell 3000® Index, which is generally regarded as a good indicator of the broad stock market, posted a negative return of -8.81% for the period.1 Large-cap stocks performed better than small-cap stocks, as investors demonstrated a preference for investments considered to be less risky. The Russell 1000® Index, which measures performance of large-cap stocks, returned -8.44%, while the small-cap Russell 2000® Index returned -12.91%.2 Growth stocks performed better than value stocks: the Russell 3000® Growth Index returned -6.99%, while the Russell 3000® Value Index returned -10.70%.3

1 The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest US companies based on total market capitalization, which represents approximately 98% of the investable US equity market.
2 The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
3 The Russell 3000 Value Index measures the performance of those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values, while the Russell 3000 Growth Index measures the performance of those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values.
Index returns assume reinvestment of dividends and, unlike funds returns, do not include fees or expenses. It is not possible to invest directly into an index.

Performance of international equity markets varied considerably, but most were stronger than the US market. The return of the Morgan Stanley Capital International (MSCI) Europe, Australasia and the Far East (EAFE®) Index, which measures performance of a broad range of international markets, was -4.71%.4 Most emerging markets were stronger than developed markets; return of the MSCI Emerging Markets Index was 8.26% for the period.5 Since these indices are calculated in US dollars, the dollar's weakness relative to other currencies had a significant impact on index returns.

4 The MSCI EAFE (Morgan Stanley Capital International Europe, Australasia and the Far East) Index is composed of approximately 1100 companies in 20 countries in Europe and the Pacific Basin. The objective of the index is to reflect the movements of stock markets in these countries by representing an unmanaged (indexed) portfolio within each country. The index is calculated in US dollars and is constructed to represent about 60% of market capitalization in each country.
5 The MSCI (Morgan Stanley Capital International) Emerging Markets Index is an unmanaged capitalization-weighted index of companies in a universe of 26 emerging markets.
MSCI indices are calculated using closing local market prices and translate into US dollars using the London close foreign exchange rates.

In the US fixed-income market, investment-grade bonds had positive returns for the six-month period, while returns of high-yield bonds were negative, reflecting investors' reduced appetite for risk. The Lehman Brothers U.S. Aggregate Index, which measures return of the bond market as a whole, posted a return of 5.67%.6 Return of the Credit Suisse High Yield Index was -1.54%.7 U.S. Treasury securities provided the highest returns in the bond market, as investors sought to avoid risk; return of the Lehman Brothers U.S. Treasury Index was 8.40%.8

6 The Lehman Brothers U.S. Aggregate Index is an unmanaged market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities.
7 Credit Suisse High Yield Index is an unmanaged, trader-priced portfolio constructed to mirror the global high-yield debt market.
8 Lehman Brothers U.S. Treasury Index is an unmanaged index reflecting the performance of all public obligations and does not focus on one particular segment of the Treasury market.
Index returns, unlike fund returns, do not reflect fees or expenses. It is not possible to invest directly into an index.

Q: Will you describe the transition of the DWS Allocation Funds to the DWS LIfeCompass Funds?

A: In November 2007 the four target risk funds known as the DWS Allocation Funds were converted into five target date funds now known as DWS LifeCompass Target Date Funds. Name changes and changes in asset allocation targets made in the course of this transition are summarized in the following table.

DWS Allocation Funds	Equity/Fixed Income Allocation		DWS LifeCompass Target Date Funds	Equity/Fixed Income Allocation*
DWS Conservative Allocation Fund	40% Equity/ 60% Fixed Income	->	DWS LifeCompass Retirement Fund	35% Equity/ 65% Fixed Income
DWS Moderate Allocation Fund	60% Equity/ 40% Fixed Income	->	DWS LifeCompass 2015 Fund	60% Equity/ 40% Fixed Income
DWS Growth Allocation Fund	75% Equity/ 25% Fixed Income	->	DWS LifeCompass 2020 Fund	70% Equity/ 30% Fixed Income
DWS Growth Plus Allocation Fund	100% Equity	->	DWS LifeCompass 2030 Fund	90% Equity/ 10% Fixed Income
New Fund Launch		->	DWS LifeCompass 2040 Fund	95% Equity/ 5% Fixed Income

* Allocations are subject to change.

As mentioned in the table, several of these funds were changed to more conservative investment mixes. To meet the needs of investors who are still many years from retirement, we launched the new DWS LifeCompass 2040 Fund, which is 95% equity. Over time, as the target date for each fund approaches, we expect that the allocations will be changed to a greater percentage of fixed income, balanced by a lower percentage of equity.

Other changes include a reduction in the value bias in both large-cap and small-cap equities, an increased allocation to international equities, and a reduced cash allocation in all funds.

We believe that these changes provide investors with a broader range of well-defined choices to address their objectives throughout their investing lifetime.

Q: What is the investment process for the DWS LifeCompass Funds?

A: Our strategy for managing the fund-of-funds portfolios and evaluating how they perform consists of three components: strategic asset allocation, tactical asset allocation and allocation to the underlying funds.

The first component, strategic asset allocation (SAA), has the largest influence on performance. We review strategic asset allocation at least once a year, using a proprietary methodology to find optimal allocations with the appropriate time horizon for each of the five funds — DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund. During the six-month period ending February 29, 2008, there were two strategic allocations in place. The first strategic allocation was in place during September and October and the new strategic allocations outlined in the table on page 40 were in place from November 2007 through February 2008.

The second component of our investment process is tactical asset allocation (TAA), which is implemented as underweight or overweight of a particular asset class relative to its longer-term SAA target.9 TAAs are updated every month using both fundamental analysis and quantitative models.10 The investment team's views are combined and adjusted to appropriate risk levels to specify a tactical asset allocation for each of the five portfolios.

9 "Overweight" means the fund holds a higher weighting in a given sector or security than the benchmark. "Underweight" means the fund holds a lower weighting.
10 Fundamental analysis is the use of all available information about a possible investment, such as earnings growth, management capability, industry trends, a company's financial strength, and quantitative measures, to determine value. Quantitative models use mathematical and statistical analysis to evaluate investments in a rigorous risk-controlled fashion.

The final element of the process is fund allocation, which involves much more than simply selecting funds by style based on strategic and tactical asset allocation. Each month we analyze the holdings in each fund, measuring exposure to factors such as specific industries, beta, size and style.11 Our goal is to identify combinations of funds that help implement our targeted asset allocations, capturing the ability of the fund managers to select the best stocks, while neutralizing unintended factor bets.

11 Beta is a measurement of risk relative to the market as a whole.

Q: How do you evaluate performance of the funds, and how did they perform over the last six months?

A: Since there are no published indices that accurately reflect the asset mixes of these funds, we evaluate performance mainly by comparing the performance of our funds with that of similar funds, using categories defined and published by Lipper. These peer groups are:

Mixed-Asset Target Allocation Conservative Funds for LifeCompass Retirement

Mixed-Asset Target 2020 Funds for LifeCompass 2015 and LifeCompass 2020

Mixed-Asset Target 2030 Funds for LifeCompass 2030

Mixed-Asset Target 2030+ Funds for LifeCompass 204012

For the six-month period ended February 2008, all of the four funds for which we have results for the full six-month period underperformed the average return of their peer groups. The new 2040 fund outperformed its peer group for the three months it was in operation. Our strategic asset allocation contributed to performance, while tactical allocation and fund allocation detracted.

12 The Lipper Mixed-Asset Target Allocation Conservative Funds category consist of funds that maintain a mix of between 20%-40% equity securities, with the remainder invested in bonds, cash, and cash equivalents. The Lipper Mixed-Asset Target 2020 Funds category consist of funds that seek to maximize assets for retirement or other purposes with an expected time horizon not to exceed the year 2020. The Lipper Mixed-Asset Target 2030 Funds consists of funds that seek to maximize assets for retirement or other purposes with an expected time horizon not to exceed the year 2030. The Lipper Mixed-Asset Target 2030+ Funds consists of funds that seek to maximize assets for retirement or other purposes with an expected time horizon exceeding the year 2030. Category returns assume reinvestment of dividends. It is not possible to invest directly into a Lipper category.

Q: What were the major strategic and tactical decisions that affected fund performance?

A: In the area of strategic asset allocation, a reduction of the allocation to equities contributed to performance, as equities were down during the period.

In tactical asset allocation, an underweight of bonds and overweight of equities detracted from performance, as bonds performed better than equities during the period. A position in US Treasury Inflation-Protected Securities (TIPS) was positive for performance, as US Treasury securities, particularly these inflation-protected securities, performed better than bonds that carry credit risk.

Within the equity portion of the portfolios, an overweight of international equities was positive for performance, as international equities performed better than domestic equities. An overweight of US large-cap equities was negative for performance, since US large-cap equities underperformed international equities, bonds and cash.

Q: How did the underlying funds perform over the last six months?

A: The portfolios have the potential to invest in approximately 50 different funds, providing exposure to all categories of US equities, international equities, commodities and a variety of fixed-income securities. Performance of each fund is compared with returns of indices of securities in the appropriate asset classes. Since these indices represent broad asset classes in which the managers of the DWS LifeCompass funds invest, they serve mainly as points of comparison for returns of asset classes within the portfolios (such as US equities or intermediate-term bonds), but they are not necessarily benchmarks against which the underlying funds are managed.

For the six months ending February 2008, most of the bond funds underperformed their benchmarks and peer groups. In a challenging US equity market environment, the large cap equity funds performed well relative to their benchmarks over the last six months. Most of the international funds also performed better than their benchmarks.

Q: Do you have other comments for shareholders?

A: The last six months have been a difficult period for investors in both equity and bond markets. While it is always disappointing to report negative returns, we continue to believe that a rigorous approach to strategic and tactical asset allocation, combined with diligent risk management, offers investors the potential for superior risk-adjusted returns over time. We take a disciplined approach to adjusting allocations on a regular basis, while attempting to avoid excessive transaction costs. We believe that the investment processes we use, combining in-depth research with long-term forecasting, have the potential to add significant value.

The DWS LifeCompass Portfolios are structured to address the needs of investors with a wide range of time horizons. With five funds in the series, this group of funds may be appropriate for a variety of investors, ranging from those who are retired and in need of current income to those with many years to invest for the future. For many investors, disciplined asset allocation funds such as these offer the potential to take advantage of a wide range of investment opportunities with varying degrees of of risk.

We believe that ours is a much more forward-looking approach to asset allocation than the methods used by competing funds. As markets continue to evolve, we will review these strategic allocations annually and alter the asset mix as we deem appropriate and in the best interest of investors in DWS LifeCompass portfolios.

Fund Highlights

DWS LifeCompass Retirement Fund

DWS LifeCompass Retirement Fund seeks current income and, as a secondary objective, long-term growth of capital. The fund is designed for investors who are already in retirement or who plan to retire or begin withdrawing portions of their investments in the near future. The fund pursues its investment objective by investing in other DWS mutual funds. The fund may also invest in securities of Exchange Traded Funds ("ETFs") when the desired economic exposure to a particular market or sector is not available through a DWS fund.

The portfolio's target allocation is 35% equity funds and 65% fixed-income funds. While the actual asset allocation may vary, the managers expect that over the long term the average allocation will be similar to the target asset allocation.

Performance

DWS LifeCompass Retirement Fund provided a total return of -2.08% (Class A shares) for the six-month period ended February 29, 2008. (Returns are unadjusted for sales charges. If sales charges had been included, returns would have been lower. Past performance is no guarantee of future results. Please see pages 4 through 10 for the performance of other share classes and for more complete performance information.) The portfolio underperformed the -0.32% average total return of its peers in the Lipper Mixed-Asset Target Allocation Conservative Funds category.

Fund Strategy

A strategic allocation change from 40% equity to 35% equity was positive for performance, since most equity indices had negative returns for the six-month period. However, a tactical overweight in equities during the six-month period, balanced by an underweight in bonds, detracted from performance. In the equity portion of the portfolio, an overweight in international equities relative to domestic equities was positive for performance, since international equities (as measured by the MSCI EAFE Index) outperformed US stocks. An overweight in large cap equities detracted from performance, since large cap equities underperformed international equities, bonds and cash.

In the fixed income portion of the portfolio, an overweight in long-term bonds relative to all possible investment choices contributed to performance, as long-term bonds performed better than most equity categories. However, an underweight in short-term bonds relative to the fund's strategic benchmark detracted from relative performance, as the fund had less representation than the benchmark in short-term bonds, which moved up in price as short-term interest rates declined.

DWS LifeCompass 2015 Fund

DWS LifeCompass 2015 Fund seeks to achieve as high total return as is consistent with its asset allocation until the target year. As the fund approaches its target year, the fund will decrease its emphasis on growth of capital and increase its emphasis on current income. The fund is designed for investors seeking to meet their respective investment goals, such as retirement, around the year 2015. The fund pursues its investment objective by investing in other DWS mutual funds. The fund may also invest in securities of Exchange Traded Funds ("ETFs") when the economic exposure to a particular market or sector is not available through a DWS fund.

The portfolio's current target allocation is 60% equity funds and 40% fixed-income funds.

Performance

DWS LifeCompass 2015 Fund provided a total return of -4.01% (Class A shares) for the six-month period ended February 29, 2008. (Returns are unadjusted for sales charges. If sales charges had been included, returns would have been lower. Past performance is no guarantee of future results. Please see pages 11 through 17 for the performance of other share classes and for more complete performance information.) The portfolio underperformed the -3.99% average total return of its peers in the Lipper Mixed-Asset Target 2020 Funds category.

Fund Strategy

A tactical overweight in equities, balanced by an underweight in bonds, during the six-month detracted from performance. In the equity portion of the portfolio, an overweight in international equities relative to domestic equities was positive for performance, since international equities (as measured by the MSCI EAFE Index) outperformed US stocks. An overweight in large cap equities detracted from performance, since large cap equities underperformed international equities, bonds and cash.

An allocation to U.S. Treasury Inflation-Protected Securities (TIPS) was positive for performance, as U.S. Treasury securities, particularly these inflation-protected securities, performed better than other bonds or equities.

DWS LifeCompass 2020 Fund

DWS LifeCompass 2020 Fund seeks to achieve as high total return as is consistent with its asset allocation until the target year. As the fund approaches its target year, the fund will decrease its emphasis on growth of capital and increase its emphasis on current income. The fund is designed for investors seeking to meet their respective investment goals, such as retirement, around the year 2020. The fund pursues its investment objective by investing in other DWS mutual funds. The fund may also invest in securities of Exchange Traded Funds ("ETFs") when the economic exposure to a particular market or sector is not available through a DWS fund.

The portfolio's current target allocation is 70% equity funds and 30% fixed-income funds.

Performance

DWS LifeCompass 2020 Fund provided a total return of -5.00% (Class A shares) for the six-month period ended February 29, 2008. (Returns are unadjusted for sales charges. If sales charges had been included, returns would have been lower. Past performance is no guarantee of future results. Please see pages 18 through 24 for the performance of other share classes and for more complete performance information.) The portfolio underperformed the -3.99% average total return of its peers in the Lipper Mixed-Asset Target 2020 Funds category.

Fund Strategy

A strategic allocation change from 75% equity to 70% equity was positive for performance, since most equity indices had negative returns for the six-month period. However, a tactical overweight in equities during the six-month period, balanced by an underweight in bonds, detracted from performance. In the equity portion of the portfolio, an overweight in international equities relative to domestic equities was positive for performance, since international equities (as measured by the MSCI EAFE Index) outperformed US stocks. An overweight in large cap equities detracted from performance, since large cap equities underperformed international equities, bonds and cash.

An allocation to U.S. Treasury Inflation-Protected Securities (TIPS) was positive for performance, as U.S. Treasury securities, particularly these inflation-protected securities, performed better than other bonds or equities.

DWS LifeCompass 2030 Fund

DWS LifeCompass 2030 Fund seeks to achieve as high total return as is consistent with its asset allocation until the target year. As the fund approaches its target year, the fund will decrease its emphasis on growth of capital and increase its emphasis on current income. The fund is designed for investors seeking to meet their respective investment goals, such as retirement, around the year 2030. The fund pursues its investment objective by investing in other DWS mutual funds. The fund may also invest in securities of Exchange Traded Funds ("ETFs") when the economic exposure to a particular market or sector is not available through a DWS fund.

The portfolio's current target allocation is 90% equity funds and 10% fixed-income funds.

Performance

DWS LifeCompass 2030 Fund provided a total return of -6.73% (Class A shares) for the six-month period ended February 29, 2008. (Returns are unadjusted for sales charges. If sales charges had been included, returns would have been lower. Past performance is no guarantee of future results. Please see pages 25 through 30 for the performance of other share classes and for more complete performance information.) The portfolio underperformed the -5.96% average total return of its peers in the Lipper Mixed Asset Target 2030 Funds category.

Fund Strategy

A strategic allocation change from 100% equity to 90% equity was positive for performance, since most equity indices had negative returns for the six-month period. However, a tactical overweight in equities during the six-month period, balanced by an underweight in bonds, detracted from performance. In the equity portion of the portfolio, an overweight in international equities relative to domestic equities was positive for performance, since international equities (as measured by the MSCI EAFE Index) outperformed US stocks. An overweight in large cap equities detracted from performance, since large cap equities underperformed international equities, bonds and cash.

An allocation to U.S. Treasury Inflation-Protected Securities (TIPS) was positive for performance, as U.S. Treasury securities, particularly these inflation-protected securities, performed better than other bonds or equities.

DWS LifeCompass 2040 Fund

DWS LifeCompass 2040 Fund seeks to achieve as high total return as is consistent with its asset allocation until the target year. As the fund approaches its target year, the fund will decrease its emphasis on growth of capital and increase its emphasis on current income. The fund is designed for investors seeking to meet their respective investment goals, such as retirement, around the year 2040. The fund pursues its investment objective by investing in other DWS mutual funds. The fund may also invest in securities of Exchange Traded Funds ("ETFs") when the economic exposure to a particular market or sector is not available through a DWS fund.

The portfolio's current target allocation is 95% equity funds and 5% fixed-income funds.

Performance

DWS LifeCompass 2040 Fund's Class A shares performed better than the benchmark for the period from the fund's commencement of operations on November 15, 2007, through February 29, 2008. (Past performance is no guarantee of future results.)

Fund Strategy

This new fund has a target allocation of 95% equity and 5% fixed income. A tactical overweight in equities during the six-month period, balanced by an underweight in bonds, during the period from November 15, 2007 through February 29, 2008 detracted from performance. In the equity portion of the portfolio, an overweight in international equities relative to domestic equities was positive for performance, since international equities (as measured by the MSCI EAFE Index) outperformed US stocks. An overweight in large cap equities detracted from performance, since large cap equities underperformed international equities, bonds and cash.

An allocation to U.S. Treasury Inflation-Protected Securities (TIPS) was positive for performance, as U.S. Treasury securities, particularly these inflation-protected securities, performed better than other bonds or equities.

Portfolio Summaries

DWS LifeCompass Retirement Fund

Asset Allocation	2/29/08	8/31/07

Fixed Income — Money Market	—	13%
Fixed Income — Bonds	63%	46%
Equity	37%	41%
	100%	100%
Target Allocation	2/29/08	8/31/07

Fixed Income Funds	65%	60%
Equity Funds	35%	40%

Asset allocation is subject to change.

DWS LifeCompass 2015 Fund

Asset Allocation	2/29/08	8/31/07

Fixed Income — Money Market	1%	7%
Fixed Income — Bonds	37%	32%
Equity	62%	61%
	100%	100%
Target Allocation	2/29/08	8/31/07

Fixed Income Funds	40%	40%
Equity Funds	60%	60%

Asset allocation is subject to change.

DWS LifeCompass 2020 Fund

Asset Allocation	2/29/08	8/31/07

Fixed Income — Money Market	1%	5%
Fixed Income — Bonds	27%	18%
Equity	72%	77%
	100%	100%
Target Allocation	2/29/08	8/31/07

Fixed Income Funds	30%	25%
Equity Funds	70%	75%

Asset allocation is subject to change.

DWS LifeCompass 2030 Fund

Asset Allocation	2/29/08	8/31/07

Fixed Income — Money Market	1%	3%
Fixed Income — Bonds	8%	—
Equity	91%	97%
	100%	100%
Target Allocation	2/29/08	8/31/07

Fixed Income Funds	10%	—
Equity Funds	90%	100%

Asset allocation is subject to change.

DWS LifeCompass 2040 Fund

Asset Allocation	2/29/08

Fixed Income — Money Market	1%
Fixed Income — Bonds	3%
Equity	96%
100%
Target Allocation	2/29/08

Fixed Income Funds	5%
Equity Funds	95%

Asset allocation is subject to change.

For more complete details about each Funds' investment portfolio, see pages 54-63. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to www.dws-scudder.com on or after the last day of the following month. In addition, the Fund's top ten holdings and other information about the Fund is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolios as of February 29, 2008 (Unaudited)

DWS LifeCompass Retirement Fund

	Shares	Value ($)

Equity Funds 36.6%
DWS Blue Chip Fund "Institutional"	15,613	268,706
DWS Capital Growth Fund "Institutional"	21,813	1,145,845
DWS Commodity Securities Fund "Institutional"	111	1,785
DWS Communications Fund "Institutional"	9,513	189,787
DWS Disciplined Long/Short Value Fund "Institutional"	143,725	1,317,959
DWS Dreman Concentrated Value Fund "Institutional"	26,033	281,680
DWS Dreman High Return Equity Fund "Institutional"	9,955	434,545
DWS Dreman Mid Cap Value Fund "Institutional"	63,122	695,606
DWS Dreman Small Cap Value Fund "Institutional"	6,242	205,478
DWS Equity 500 Index Fund "Institutional"	102,815	15,536,350
DWS Equity Partners Fund "Institutional"	112,006	2,611,980
DWS Europe Equity Fund "Institutional"	142,049	4,713,182
DWS Global Thematic Fund "S"	64,618	1,696,857
DWS Gold & Precious Metals Fund "S"	30,707	785,474
DWS Growth & Income Fund "Institutional"	159,598	2,647,732
DWS Health Care Fund "Institutional"	33,379	826,125
DWS International Fund "Institutional"	9,622	612,732
DWS International Select Equity Fund "Institutional"	134,155	1,297,283
DWS International Value Opportunities Fund "Institutional"	87,236	1,041,602
DWS Japan Equity Fund "S"	1,176	12,976
DWS Large Cap Value Fund "Institutional"	323,786	6,407,730
DWS Large Company Growth Fund "Institutional"	99,212	2,816,633
DWS Micro Cap Fund "Institutional"	7,611	112,184
DWS RREEF Global Real Estate Securities Fund "Institutional"	53,996	521,061
DWS RREEF Real Estate Securities Fund "Institutional"	14,764	268,998
DWS Small Cap Core Fund "S"	144,061	2,349,635
DWS Small Cap Growth Fund "Institutional"	13,172	276,481
DWS Small Cap Value Fund "S"	48,176	759,262
DWS Technology Fund "Institutional"	77,753	894,934
Total Equity Funds (Cost $52,808,587)		50,730,602

Fixed Income — Bond Funds 63.4%
DWS Core Fixed Income Fund "Institutional"	5,212,512	55,513,256
DWS Core Plus Income Fund "Institutional"	155	1,937
DWS Emerging Markets Fixed Income Fund "S"	5,738	69,605
DWS Floating Rate Plus Fund "Institutional"	1,775,102	15,745,158
DWS Global Bond Fund "S"	957	9,984
DWS GNMA Fund "S"	108,850	1,632,756
DWS High Income Fund "Institutional"	793,278	3,815,669
DWS High Income Plus Fund "Institutional"	80,664	555,775
DWS Inflation Protected Plus Fund "Institutional"	700,202	7,408,132
DWS Short Duration Fund "Institutional"	696	6,927
DWS Short Duration Plus Fund "S"	301,578	2,961,493
Total Fixed Income — Bond Funds (Cost $88,931,006)		87,720,692

Fixed Income — Money Market Funds 0.3%
Cash Management QP Trust	420,981	420,981
DWS Money Market Prime Series	7,884	7,884
DWS Money Market Series "Institutional"	19,395	19,395
Total Fixed Income — Money Market Funds (Cost $448,260)		448,260
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $142,187,853)+	100.3	138,899,554
Other Assets and Liabilities, Net	(0.3)	(447,272)
Net Assets	100.0	138,452,282
+ The cost for federal income tax purposes was $142,697,981. At February 29, 2008, net unrealized depreciation for all securities based on tax cost was $3,798,427. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,585,293 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,383,720.

During the six months ended February 29, 2008, purchases and sales of mutual funds (excluding Cash Management QP Trust and money market funds) aggregated $51,548,085 and $35,115,000, respectively.

The accompanying notes are an integral part of the financial statements.

DWS LifeCompass 2015 Fund

	Shares	Value ($)

Equity Funds 62.2%
DWS Blue Chip Fund "Institutional"	30,940	532,482
DWS Capital Growth Fund "Institutional"	58,184	3,056,382
DWS Commodity Securities Fund "Institutional"	191,860	3,083,197
DWS Communications Fund "Institutional"	53,122	1,059,776
DWS Disciplined Long/Short Value Fund "Institutional"	328,414	3,011,557
DWS Dreman Concentrated Value Fund "Institutional"	99,203	1,073,378
DWS Dreman High Return Equity Fund "Institutional"	44,525	1,943,514
DWS Dreman Mid Cap Value Fund "Institutional"	289,023	3,185,034
DWS Dreman Small Cap Value Fund "Institutional"	13,821	454,979
DWS Emerging Markets Equity Fund "S"	130,897	2,907,231
DWS Enhanced S&P 500 Index Fund "S"	177,115	2,151,942
DWS Equity 500 Index Fund "Institutional"	342,844	51,807,145
DWS Equity Partners Fund "Institutional"	398,557	9,294,349
DWS Europe Equity Fund "Institutional"	439,178	14,571,921
DWS Global Thematic Fund "S"	163,595	4,296,003
DWS Gold & Precious Metals Fund "S"	30,337	776,027
DWS Growth & Income Fund "Institutional"	620,986	10,302,165
DWS Health Care Fund "Institutional"	112,491	2,784,153
DWS International Fund "Institutional"	26,081	1,660,816
DWS International Select Equity Fund "Institutional"	373,749	3,614,156
DWS International Value Opportunities Fund "Institutional"	274,171	3,273,599
DWS Japan Equity Fund "S"	910	10,037
DWS Large Cap Value Fund "Institutional"	1,065,235	21,081,003
DWS Large Company Growth Fund "Institutional"	249,846	7,093,117
DWS Micro Cap Fund "Institutional"	17,086	251,841
DWS RREEF Global Real Estate Securities Fund "Institutional"	166,889	1,610,477
DWS RREEF Real Estate Securities Fund "Institutional"	61,383	1,118,407
DWS Small Cap Core Fund "S"	491,364	8,014,152
DWS Small Cap Growth Fund "Institutional"	61,151	1,283,562
DWS Small Cap Value Fund "S"	184,326	2,904,984
DWS Technology Fund "Institutional"	235,474	2,710,312
Total Equity Funds (Cost $177,414,829)		170,917,698

Fixed Income — Bond Funds 37.8%
DWS Core Fixed Income Fund "Institutional"	7,762,445	82,670,042
DWS Core Plus Income Fund "Institutional"	726	9,040
DWS Emerging Markets Fixed Income Fund "S"	8,952	108,586
DWS Floating Rate Plus Fund "Institutional"	699,441	6,204,038
DWS GNMA Fund "S"	409	6,140
DWS High Income Fund "Institutional"	1,211,907	5,829,273
DWS High Income Plus Fund "Institutional"	1,669	11,502
DWS Inflation Protected Plus Fund "Institutional"	862,623	9,126,553
DWS Short Duration Plus Fund "S"	802	7,874
Total Fixed Income — Bond Funds (Cost $104,667,147)		103,973,048

Fixed Income — Money Market Funds 1.9%
Cash Management QP Trust	5,102,394	5,102,394
DWS Money Market Prime Series	11,507	11,507
DWS Money Market Series "Institutional"	22,326	22,326
Total Fixed Income — Money Market Funds (Cost $5,136,227)		5,136,227
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $287,218,203)+	101.9	280,026,973
Other Assets and Liabilities, Net	(1.9)	(5,225,033)
Net Assets	100.0	274,801,940
+ The cost for federal income tax purposes was $288,965,994. At February 29, 2008, net unrealized depreciation for all securities based on tax cost was $8,939,021. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $11,718,078 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $20,657,099.

During the six months ended February 29, 2008, purchases and sales of mutual funds (excluding Cash Management QP Trust and money market funds) aggregated $49,661,234 and $54,360,000, respectively.

The accompanying notes are an integral part of the financial statements.

DWS LifeCompass 2020 Fund

	Shares	Value ($)

Equity Funds 71.9%
DWS Blue Chip Fund "Institutional"	195,674	3,367,543
DWS Capital Growth Fund "Institutional"	32,340	1,698,824
DWS Commodity Securities Fund "Institutional"	198,318	3,186,966
DWS Communications Fund "Institutional"	46,190	921,489
DWS Disciplined Long/Short Value Fund "Institutional"	258,893	2,374,049
DWS Dreman Concentrated Value Fund "Institutional"	127,594	1,380,569
DWS Dreman High Return Equity Fund "Institutional"	59,071	2,578,445
DWS Dreman Mid Cap Value Fund "Institutional"	193,481	2,132,157
DWS Dreman Small Cap Value Fund "Institutional"	36,235	1,192,840
DWS Emerging Markets Equity Fund "S"	135,456	3,008,485
DWS Equity 500 Index Fund "Institutional"	422,834	63,894,460
DWS Equity Partners Fund "Institutional"	458,411	10,690,135
DWS Europe Equity Fund "Institutional"	450,372	14,943,355
DWS Global Thematic Fund "S"	264,543	6,946,907
DWS Gold & Precious Metals Fund "S"	31,293	800,482
DWS Growth & Income Fund "Institutional"	661,595	10,975,862
DWS Health Care Fund "Institutional"	108,741	2,691,345
DWS International Fund "Institutional"	52,303	3,330,636
DWS International Select Equity Fund "Institutional"	530,298	5,127,978
DWS International Value Opportunities Fund "Institutional"	251,575	3,003,805
DWS Japan Equity Fund "S"	8,869	97,827
DWS Large Cap Value Fund "Institutional"	1,363,302	26,979,743
DWS Large Company Growth Fund "Institutional"	341,817	9,704,189
DWS Micro Cap Fund "Institutional"	17,899	263,826
DWS RREEF Global Real Estate Securities Fund "Institutional"	246,186	2,375,696
DWS RREEF Real Estate Securities Fund "Institutional"	63,911	1,164,451
DWS Small Cap Core Fund "S"	732,289	11,943,638
DWS Small Cap Growth Fund "Institutional"	79,740	1,673,736
DWS Small Cap Value Fund "S"	251,656	3,966,098
DWS Technology Fund "Institutional"	247,848	2,852,735
Total Equity Funds (Cost $210,381,190)		205,268,271

Fixed Income — Bond Funds 27.5%
DWS Core Fixed Income Fund "Institutional"	6,020,945	64,123,061
DWS Core Plus Income Fund "Institutional"	1,895	23,612
DWS Emerging Markets Fixed Income Fund "S"	10,322	125,200
DWS Floating Rate Plus Fund "Institutional"	530,761	4,707,851
DWS GNMA Fund "S"	1,126	16,897
DWS High Income Fund "Institutional"	656,001	3,155,367
DWS High Income Plus Fund "Institutional"	1,060	7,300
DWS Inflation Protected Plus Fund "Institutional"	598,982	6,337,235
Total Fixed Income — Bond Funds (Cost $78,687,140)		78,496,523

Fixed Income — Money Market Funds 0.8%
Cash Management QP Trust	2,256,233	2,256,233
DWS Money Market Prime Series	8,584	8,584
DWS Money Market Series "Institutional"	25,618	25,618
Total Fixed Income — Money Market Funds (Cost $2,290,435)		2,290,435
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $291,358,765)+	100.2	286,055,229
Other Assets and Liabilities, Net	(0.2)	(450,604)
Net Assets	100.0	285,604,625
+ The cost for federal income tax purposes was $292,153,110. At February 29, 2008, net unrealized depreciation for all securities based on tax cost was $6,097,881. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $16,994,052 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $23,091,933.

During the six months ended February 29, 2008, purchases and sales of mutual funds (excluding Cash Management QP Trust and money market funds) aggregated $62,554,755 and $50,565,000, respectively.

The accompanying notes are an integral part of the financial statements.

DWS LifeCompass 2030 Fund

	Shares	Value ($)

Equity Funds 91.0%
DWS Blue Chip Fund "Institutional"	3,371	58,021
DWS Commodity Securities Fund "Institutional"	26,606	427,560
DWS Communications Fund "Institutional"	9,650	192,520
DWS Disciplined Long/Short Value Fund "Institutional"	99,736	914,578
DWS Dreman Concentrated Value Fund "Institutional"	3,311	35,823
DWS Dreman High Return Equity Fund "Institutional"	5,732	250,211
DWS Dreman Mid Cap Value Fund "Institutional"	64,335	708,967
DWS Dreman Small Cap Value Fund "Institutional"	6,970	229,465
DWS Emerging Markets Equity Fund "S"	18,146	403,013
DWS Equity 500 Index Fund "Institutional"	71,338	10,779,920
DWS Equity Partners Fund "Institutional"	73,729	1,719,363
DWS Europe Equity Fund "Institutional"	80,217	2,661,591
DWS Global Thematic Fund "S"	9,752	256,089
DWS Gold & Precious Metals Fund "S"	22,598	578,052
DWS Growth & Income Fund "Institutional"	107,139	1,777,435
DWS Health Care Fund "Institutional"	28,003	693,081
DWS International Fund "Institutional"	12,228	778,692
DWS International Select Equity Fund "Institutional"	122,124	1,180,936
DWS International Value Opportunities Fund "Institutional"	58,989	704,332
DWS Japan Equity Fund "S"	5,634	62,139
DWS Large Cap Value Fund "Institutional"	211,618	4,187,915
DWS Large Company Growth Fund "Institutional"	62,778	1,782,261
DWS Micro Cap Fund "Institutional"	3,308	48,757
DWS Mid Cap Growth Fund "Institutional"	5,797	84,521
DWS RREEF Global Real Estate Securities Fund "Institutional"	38,138	368,034
DWS RREEF Real Estate Securities Fund "Institutional"	10,981	200,080
DWS Small Cap Core Fund "S"	123,557	2,015,221
DWS Small Cap Growth Fund "Institutional"	13,810	289,868
DWS Small Cap Value Fund "S"	44,610	703,061
DWS Technology Fund "Institutional"	62,720	721,909
Total Equity Funds (Cost $38,417,875)		34,813,415

Fixed Income — Bond Funds 8.3%
DWS Core Fixed Income Fund "Institutional"	246,611	2,626,413
DWS Floating Rate Plus Fund "Institutional"	21,691	192,397
DWS Inflation Protected Plus Fund "Institutional"	33,332	352,648
Total Fixed Income — Bond Funds (Cost $3,191,238)		3,171,458

Fixed Income — Money Market Funds 1.0%
Cash Management QP Trust	366,082	366,082
DWS Money Market Prime Series	7,788	7,788
DWS Money Market Series "Institutional"	6,688	6,688
Total Fixed Income — Money Market Funds (Cost $380,558)		380,558
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $41,989,671)+	100.3	38,365,431
Other Assets and Liabilities, Net	(0.3)	(116,359)
Net Assets	100.0	38,249,072
+ The cost for federal income tax purposes was $42,048,826. At February 29, 2008, net unrealized depreciation for all securities based on tax cost was $3,683,395. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $650,504 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,333,899.

During the six months ended February 29, 2008, purchases and sales of mutual funds (excluding Cash Management QP Trust and money market funds) aggregated $13,577,228 and $8,150,000, respectively.

The accompanying notes are an integral part of the financial statements.

DWS LifeCompass 2040 Fund

	Shares	Value ($)

Equity Funds 93.8%
DWS Blue Chip Fund "Institutional"	468	8,055
DWS Capital Growth Fund "Institutional"	118	6,199
DWS Commodity Securities Fund "Institutional"	1,241	19,948
DWS Communications Fund "Institutional"	620	12,363
DWS Disciplined Long/Short Value Fund "Institutional"	9,717	89,102
DWS Dreman Concentrated Value Fund "Institutional"	1,723	18,646
DWS Dreman High Return Equity Fund "Institutional"	32	1,406
DWS Dreman Mid Cap Value Fund "Institutional"	2,222	24,489
DWS Dreman Small Cap Value Fund "Institutional"	231	7,614
DWS Emerging Markets Equity Fund "S"	928	20,612
DWS Equity 500 Index Fund "Institutional"	3,383	511,176
DWS Equity Partners Fund "Institutional"	2,800	65,298
DWS Europe Equity Fund "Institutional"	4,372	145,071
DWS Global Opportunities Fund "S"	1,046	40,859
DWS Global Thematic Fund "S"	52	1,353
DWS Gold & Precious Metals Fund "S"	1,315	33,643
DWS Growth & Income Fund "Institutional"	4,119	68,340
DWS Health Care Fund "Institutional"	1,101	27,241
DWS International Fund "Institutional"	240	15,288
DWS International Select Equity Fund "Institutional"	9,034	87,359
DWS International Value Opportunities Fund "Institutional"	2,200	26,270
DWS Japan Equity Fund "S"	1,386	15,288
DWS Large Cap Value Fund "Institutional"	10,664	211,044
DWS Large Company Growth Fund "Institutional"	4,591	130,340
DWS Micro Cap Fund "Institutional"	170	2,511
DWS Mid Cap Growth Fund "Institutional"	126	1,830
DWS RREEF Global Real Estate Securities Fund "Institutional"	2,328	22,469
DWS RREEF Real Estate Securities Fund "Institutional"	537	9,790
DWS Small Cap Core Fund "S"	9,107	148,537
DWS Small Cap Growth Fund "Institutional"	512	10,738
DWS Small Cap Value Fund "S"	2,104	33,158
DWS Technology Fund "Institutional"	3,110	35,795
Total Equity Funds (Cost $2,037,415)		1,851,832

Fixed Income — Bond Funds 3.2%
DWS Core Fixed Income Fund "Institutional"	5,495	58,521
DWS Floating Rate Plus Fund "Institutional"	495	4,391
Total Fixed Income — Bond Funds (Cost $63,406)		62,912

Fixed Income — Money Market Fund 1.0%
Cash Management QP Trust (Cost $19,247)	19,247	19,247
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,120,068)+	98.0	1,933,991
Other Assets and Liabilities, Net	2.0	38,773
Net Assets	100.0	1,972,764
+ The cost for federal income tax purposes was $2,120,068. At February 29, 2008, net unrealized depreciation for all securities based on tax cost was $186,077. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,186 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $190,263.

For the period from November 15, 2007 (commencement of operations) to February 29, 2008, purchases and sales of mutual funds (excluding Cash Management QP Trust) aggregated $2,161,336 and $53,750, respectively.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of February 29, 2008 (Unaudited)
Assets	DWS LifeCompass Retirement Fund	DWS LifeCompass 2015 Fund	DWS LifeCompass 2020 Fund
Investments in Underlying Affiliated Funds, at value (cost $142,187,853, $287,218,203 and $291,358,765)	$ 138,899,554	$ 280,026,973	$ 286,055,229
Cash	—	15	—
Dividends receivable	16,093	23,419	18,118
Interest receivable	4,253	12,418	9,841
Receivable for Fund shares sold	30,896	115,000	653,925
Due from Advisor	702	6,331	1,980
Other assets	42,661	40,734	59,503
Total assets	138,994,159	280,224,890	286,798,596
Liabilities
Payable for Fund shares redeemed	400,460	5,242,812	951,876
Other accrued expenses and liabilities	141,417	180,138	242,095
Total liabilities	541,877	5,422,950	1,193,971
Net assets, at value	$ 138,452,282	$ 274,801,940	$ 285,604,625
Net Assets Consist of
Undistributed net investment income (distributions in excess of net investment income)	783,724	2,918,825	(3,571,294)
Net unrealized appreciation (depreciation) on investments	(3,288,299)	(7,191,230)	(5,303,536)
Accumulated net realized gain (loss)	1,064,744	(6,019,289)	4,750,745
Paid-in capital	139,892,113	285,093,634	289,728,710
Net assets, at value	$ 138,452,282	$ 274,801,940	$ 285,604,625

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of February 29, 2008 (Unaudited) (continued)
Assets	DWS LifeCompass 2030 Fund	DWS LifeCompass 2040 Fund
Investments in securities, at value (cost $41,989,671 and $2,120,068)	$ 38,365,431	$ 1,933,991
Dividends receivable	750	16
Interest receivable	1,079	228
Receivable for Fund shares sold	213,885	9,419
Deferred offering expenses	—	27,422
Due from Advisor	27,903	17,833
Other assets	43,614	3,187
Total assets	38,652,662	1,992,096
Liabilities
Payable for Fund shares redeemed	337,922	—
Other accrued expenses and liabilities	65,668	19,332
Total liabilities	403,590	19,332
Net assets, at value	$ 38,249,072	$ 1,972,764
Net Assets Consist of
Distributions in excess of net investment income	(939,750)	(33,870)
Net unrealized appreciation (depreciation) on investments	(3,624,240)	(186,077)
Accumulated net realized gain (loss)	2,398,047	88,907
Paid-in capital	40,415,015	2,103,804
Net assets, at value	$ 38,249,072	$ 1,972,764

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of February 29, 2008 (Unaudited) (continued)
Net Asset Value	DWS LifeCompass Retirement Fund	DWS LifeCompass 2015 Fund	DWS LifeCompass 2020 Fund
Class A Net assets applicable to shares outstanding	$ 37,909,744	$ 109,505,151	$ 85,969,553
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	3,129,735	9,182,903	6,064,793
Net Asset Value and redemption price(a) per share	$ 12.11	$ 11.92	$ 14.18
Maximum offering price per share (100 ÷ 94.25 of net asset value)	$ 12.85	$ 12.65	$ 15.05
Class B Net assets applicable to shares outstanding	$ 7,138,691	$ 20,398,088	$ 24,744,362
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	589,444	1,712,674	1,755,810
Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share	$ 12.11	$ 11.91	$ 14.09
Class C Net assets applicable to shares outstanding	$ 14,033,232	$ 32,549,048	$ 35,024,128
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	1,158,998	2,732,882	2,484,730
Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share	$ 12.11	$ 11.91	$ 14.10
Class S Net assets applicable to shares outstanding	$ 79,370,615	$ 112,349,653	$ 139,866,582
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	6,552,322	9,433,116	9,860,165
Net Asset Value, offering and redemption price(a) per share	$ 12.11	$ 11.91	$ 14.19
(a) Redemption price per share for shares held less than 15 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of February 29, 2008 (Unaudited) (continued)
Net Asset Value	DWS LifeCompass 2030 Fund	DWS LifeCompass 2040 Fund
Class A Net assets applicable to shares outstanding	$ 20,109,068	$ 399,483
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	1,882,979	44,172
Net Asset Value and redemption price(a) per share	$ 10.68	$ 9.04
Maximum offering price per share (100 ÷ 94.25 of net asset value)	$ 11.33	$ 9.59
Class B Net assets applicable to shares outstanding	$ 3,355,416	$ —
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	314,450	—
Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share	$ 10.67	$ —
Class C Net assets applicable to shares outstanding	$ 8,825,977	$ 99,421
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	827,325	10,999
Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share	$ 10.67	$ 9.04
Class S Net assets applicable to shares outstanding	$ 5,958,611	$ 1,473,860
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	557,903	162,901
Net Asset Value, offering and redemption price(a) per share	$ 10.68	$ 9.05
(a) Redemption price per share for shares held less than 15 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the six months ended February 29, 2008 (Unaudited)
Investment Income	DWS LifeCompass Retirement Fund	DWS LifeCompass 2015 Fund	DWS LifeCompass 2020 Fund
Income distributions from Underlying Affiliated Funds	$ 2,606,015	$ 4,616,514	$ 4,102,062
Interest — Cash Management QP Trust	345,321	224,925	212,745
Total Income	2,951,336	4,841,439	4,314,807
Expenses: Administration fees	73,685	153,587	155,696
Distribution and service fees	159,945	437,129	441,971
Services to shareholders	146,620	337,018	396,707
Custodian fees	6,279	3,276	5,944
Professional fees	35,075	38,351	37,075
Trustees' fees and expenses	3,810	6,368	7,407
Reports to shareholders	31,415	35,390	52,480
Registration fees	23,324	23,690	14,132
Other	4,094	11,522	3,252
Total expenses before expense reductions	484,247	1,046,331	1,114,664
Expense reductions	(80,914)	(157,906)	(192,339)
Total expenses after expense reductions	403,333	888,425	922,325
Net investment income	2,548,003	3,953,014	3,392,482
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from sale of Underlying Affiliated Funds	966,723	2,076,823	5,131,024
Capital Gain Distributions from Underlying Affiliated Funds	3,874,789	13,579,835	17,243,124
	4,841,512	15,656,658	22,374,148
Change in net unrealized appreciation (depreciation) on investments	(10,248,839)	(31,188,379)	(40,831,997)
Net gain (loss)	(5,407,327)	(15,531,721)	(18,457,849)
Net increase (decrease) in net assets resulting from operations	$ (2,859,324)	$ (11,578,707)	$ (15,065,367)

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the six months ended February 29, 2008 (Unaudited) (continued)
Investment Income	DWS LifeCompass 2030 Fund	DWS LifeCompass 2040 Fund*
Income distributions from Underlying Affiliated Funds	$ 431,453	$ 9,539
Interest — Cash Management QP Trust	8,037	448
Total Income	439,490	9,987
Expenses: Administration fees	21,354	380
Distribution and service fees	98,505	275
Services to shareholders	44,397	357
Custodian fees	3,475	1,717
Audit and tax fees	20,183	18,395
Legal	11,915	204
Trustees' fees and expenses	1,601	114
Reports to shareholders	27,086	4,107
Registration fees	13,898	497
Offering expenses	—	18,071
Other	1,264	425
Total expenses before expense reductions	243,678	44,542
Expense reductions	(94,485)	(43,277)
Total expenses after expense reductions	149,193	1,265
Net investment income	290,297	8,722
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from sale of Underlying Affiliated Funds	(194,477)	(6,766)
Capital Gain Distributions from Underlying Affiliated Funds	2,806,852	95,673
	2,612,375	88,907
Change in net unrealized appreciation (depreciation) on investments	(5,950,341)	(186,077)
Net gain (loss)	(3,337,966)	(97,170)
Net increase (decrease) in net assets resulting from operations	$ (3,047,669)	$ (88,448)
* For the period from November 15, 2007 (commencement of operations) to February 29, 2008.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — DWS LifeCompass Retirement Fund
Increase (Decrease) in Net Assets	Six Months Ended February 29, 2008 (Unaudited)	Year Ended August 31, 2007
Operations: Net investment income	$ 2,548,003	$ 4,490,029
Net realized gain (loss)	4,841,512	5,733,076
Change in net unrealized appreciation (depreciation)	(10,248,839)	717,961
Net increase (decrease) in net assets resulting from operations	(2,859,324)	10,941,066
Distributions to shareholders from: Net investment income: Class A	(508,761)	(2,072,009)
Class B	(65,174)	(314,048)
Class C	(124,927)	(483,880)
Class S	(1,065,417)	(4,082,856)
Total distributions	(1,764,279)	(6,952,793)
Fund share transactions: Proceeds from shares sold	24,309,634	39,111,769
Reinvestment of distributions	1,590,509	6,253,241
Cost of shares redeemed	(33,312,170)	(38,236,621)
Redemption fees	1,288	5,017
Net increase (decrease) in net assets from Fund share transactions	(7,410,739)	7,133,406
Increase (decrease) in net assets	(12,034,342)	11,121,679
Net assets at beginning of period	150,486,624	139,364,945
Net assets at end of period (including undistributed net investment income of $783,724 and $0, respectively)	$ 138,452,282	$ 150,486,624

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — DWS LifeCompass 2015 Fund
Increase (Decrease) in Net Assets	Six Months Ended February 29, 2008 (Unaudited)	Year Ended August 31, 2007
Operations: Net investment income	$ 3,953,014	$ 7,201,614
Net realized gain (loss)	15,656,658	15,502,854
Change in net unrealized appreciation (depreciation)	(31,188,379)	6,190,605
Net increase (decrease) in net assets resulting from operations	(11,578,707)	28,895,073
Distributions to shareholders from: Net investment income: Class A	(425,110)	(6,154,370)
Class B	(18,551)	(1,066,025)
Class C	(32,775)	(1,603,405)
Class S	(557,753)	(7,731,503)
Total distributions	(1,034,189)	(16,555,303)
Fund share transactions: Proceeds from shares sold	38,952,253	85,597,676
Reinvestment of distributions	1,005,377	15,918,372
Cost of shares redeemed	(78,873,367)	(90,606,252)
Redemption fees	698	2,719
Net increase (decrease) in net assets from Fund share transactions	(38,915,039)	10,912,515
Increase (decrease) in net assets	(51,527,935)	23,252,285
Net assets at beginning of period	326,329,875	303,077,590
Net assets at end of period (including undistributed net investment income of $2,918,825 and $0, respectively)	$ 274,801,940	$ 326,329,875

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — DWS LifeCompass 2020 Fund
Increase (Decrease) in Net Assets	Six Months Ended February 29, 2008 (Unaudited)	Year Ended August 31, 2007
Operations: Net investment income	$ 3,392,482	$ 5,395,285
Net realized gain (loss)	22,374,148	20,837,863
Change in net unrealized appreciation (depreciation)	(40,831,997)	7,643,665
Net increase (decrease) in net assets resulting from operations	(15,065,367)	33,876,813
Distributions to shareholders from: Net investment income: Class A	(3,325,234)	(2,647,214)
Class B	(768,334)	(597,525)
Class C	(1,103,737)	(787,921)
Class S	(5,849,080)	(4,805,990)
Total distributions	(11,046,385)	(8,838,650)
Fund share transactions: Proceeds from shares sold	33,969,307	63,581,791
Reinvestment of distributions	10,562,809	8,470,836
Cost of shares redeemed	(53,461,818)	(81,104,318)
Redemption fees	228	13,575
Net increase (decrease) in net assets from Fund share transactions	(8,929,474)	(9,038,116)
Increase (decrease) in net assets	(35,041,226)	16,000,047
Net assets at beginning of period	320,645,851	304,645,804
Net assets at end of period (including distributions in excess of net investment income of $3,571,294 and undistributed net investment income of $4,082,609, respectively)	$ 285,604,625	$ 320,645,851
Statement of Changes in Net Assets — DWS LifeCompass 2030 Fund
Increase (Decrease) in Net Assets	Six Months Ended February 29, 2008 (Unaudited)	Year Ended August 31, 2007
Operations: Net investment income	$ 290,297	$ 213,435
Net realized gain (loss)	2,612,375	1,947,084
Change in net unrealized appreciation (depreciation)	(5,950,341)	1,346,124
Net increase (decrease) in net assets resulting from operations	(3,047,669)	3,506,643
Distributions to shareholders from: Net investment income: Class A	(698,906)	(363,002)
Class B	(88,281)	(50,646)
Class C	(252,188)	(132,628)
Class S	(193,365)	(82,077)
Net realized gains: Class A	(840,287)	(542,003)
Class B	(142,055)	(112,749)
Class C	(405,530)	(295,564)
Class S	(214,234)	(110,405)
Total distributions	(2,834,846)	(1,689,074)
Fund share transactions: Proceeds from shares sold	10,121,679	20,632,105
Reinvestment of distributions	2,681,360	1,611,367
Cost of shares redeemed	(8,439,618)	(11,004,138)
Redemption fees	90	169
Net increase (decrease) in net assets from Fund share transactions	4,363,511	11,239,503
Increase (decrease) in net assets	(1,519,004)	13,057,072
Net assets at beginning of period	39,768,076	26,711,004
Net assets at end of period (including distributions in excess of net investment income of $939,750 and undistributed net investment income of $2,693, respectively)	$ 38,249,072	$ 39,768,076

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — DWS LifeCompass 2040 Fund
Increase (Decrease) in Net Assets	Period Ended February 29, 2008* (Unaudited)
Operations: Net investment income	$ 8,722
Net realized gain (loss)	88,907
Change in net unrealized appreciation (depreciation)	(186,077)
Net increase (decrease) in net assets resulting from operations	(88,448)
Distributions to shareholders from: Net investment income: Class A	(5,583)
Class C	(2,130)
Class S	(34,879)
Total distributions	(42,592)
Fund share transactions: Proceeds from shares sold	1,883,359
Reinvestment of distributions	42,592
Cost of shares redeemed	(22,147)
Net increase (decrease) in net assets from Fund share transactions	1,903,804
Increase (decrease) in net assets	1,772,764
Net assets at beginning of period (initial capital)	200,000
Net assets at end of period (including distributions in excess of net investment income of $33,870)	$ 1,972,764
* For the period from November 15, 2007 (commencement of operations) to February 29, 2008.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

DWS LifeCompass Retirement Fund — Class A
Years Ended August 31,	2008[a]	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 12.51	$ 12.16	$ 11.83	$ 11.17	$ 10.69	$ 10.30
Income (loss) from investment operations: Net investment income[b]	.21	.38	.33	.28	.29	.29
Net realized and unrealized gain (loss)	(.47)	.57	.33	.72	.52	.40
Total from investment operations	(.26)	.95	.66	1.00	.81	.69
Less distributions from: Net investment income	(.14)	(.60)	(.33)	(.34)	(.33)	(.30)
Redemption fees	.00***	.00***	.00***	.00***	—	—
Net asset value, end of period	$ 12.11	$ 12.51	$ 12.16	$ 11.83	$ 11.17	$ 10.69
Total Return (%)[c,e]	(2.08)d**	7.90[d]	5.66[d]	9.04[d]	7.61[d]	6.85
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	38	47	41	36	17	11
Ratio of expenses before expense reductions (%)	.68h*	.63[h]	.88[h]	.77[h]	.57[g]	.23[f]
Ratio of expenses after expense reductions (%)	.59h*	.62[h]	.61[h]	.55[h]	.39[g]	.23[f]
Ratio of net investment income (%)	3.42*	3.04	2.74	2.42	2.58	2.77
Portfolio turnover rate (%)	26**	21	69	55	56	104
[a] For the six months ended February 29, 2008 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charge.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[f] The Fund invests in other DWS funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Fund did bear its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[g] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[h] Does not include expenses of the Underlying DWS Funds in which the Fund invests.
* Annualized
** Not annualized
*** Amount is less than $.005.

DWS LifeCompass Retirement Fund — Class B
Years Ended August 31,	2008[a]	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 12.52	$ 12.16	$ 11.83	$ 11.17	$ 10.70	$ 10.31
Income (loss) from investment operations: Net investment income[b]	.17	.29	.24	.20	.20	.21
Net realized and unrealized gain (loss)	(.47)	.57	.33	.71	.51	.40
Total from investment operations	(.30)	.86	.57	.91	.71	.61
Less distributions from: Net investment income	(.11)	(.50)	(.24)	(.25)	(.24)	(.22)
Redemption fees	.00***	.00***	.00***	.00***	—	—
Net asset value, end of period	$ 12.11	$ 12.52	$ 12.16	$ 11.83	$ 11.17	$ 10.70
Total Return (%)[c,e]	(2.44)d**	7.16[d]	4.87[d]	8.24[d]	6.69[d]	6.04
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	7	8	8	8	6	4
Ratio of expenses before expense reductions (%)	1.44h*	1.34[h]	1.65[h]	1.60[h]	1.26[g]	.99[f]
Ratio of expenses after expense reductions (%)	1.34h*	1.34[h]	1.36[h]	1.30[h]	1.14[g]	.99[f]
Ratio of net investment income (%)	2.67*	2.32	1.99	1.67	1.83	2.01
Portfolio turnover rate (%)	26**	21	69	55	56	104
[a] For the six months ended February 29, 2008 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charge.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[f] The Fund invests in other DWS funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Fund did bear its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[g] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[h] Does not include expenses of the Underlying DWS Funds in which the Fund invests.
* Annualized
** Not annualized
*** Amount is less than $.005.

DWS LifeCompass Retirement Fund — Class C
Years Ended August 31,	2008[a]	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 12.52	$ 12.16	$ 11.82	$ 11.16	$ 10.69	$ 10.30
Income (loss) from investment operations: Net investment income[b]	.17	.30	.24	.19	.20	.21
Net realized and unrealized gain (loss)	(.47)	.56	.34	.72	.51	.40
Total from investment operations	(.30)	.86	.58	.91	.71	.61
Less distributions from: Net investment income	(.11)	(.50)	(.24)	(.25)	(.24)	(.22)
Redemption fees	.00***	.00***	.00***	.00***	—	—
Net asset value, end of period	$ 12.11	$ 12.52	$ 12.16	$ 11.82	$ 11.16	$ 10.69
Total Return (%)[c,e]	(2.43)d**	7.26[d]	4.87[d]	8.27[d]	6.69[d]	6.04
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	14	14	12	9	4	2
Ratio of expenses before expense reductions (%)	1.37h*	1.34[h]	1.45[h]	1.39[h]	1.21[g]	.99[f]
Ratio of expenses after expense reductions (%)	1.31h*	1.29[h]	1.36[h]	1.30[h]	1.14[g]	.99[f]
Ratio of net investment income (%)	2.70*	2.37	1.99	1.67	1.82	2.01
Portfolio turnover rate (%)	26**	21	69	55	56	104
[a] For the six months ended February 29, 2008 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charge.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[f] The Fund invests in other DWS funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Fund did bear its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[g] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[h] Does not include expenses of the Underlying DWS Funds in which the Fund invests.
* Annualized
** Not annualized
*** Amount is less than $.005.

DWS LifeCompass Retirement Fund — Class S
Years Ended August 31,	2008[a]	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 12.51	$ 12.16	$ 11.83	$ 11.17	$ 10.69	$ 10.30
Income (loss) from investment operations: Net investment income[b]	.23	.41	.36	.32	.32	.31
Net realized and unrealized gain (loss)	(.47)	.57	.33	.71	.51	.40
Total from investment operations	(.24)	.98	.69	1.03	.83	.71
Less distributions from: Net investment income	(.16)	(.63)	(.36)	(.37)	(.35)	(.32)
Redemption fees	.00***	.00***	.00***	.00***	—	—
Net asset value, end of period	$ 12.11	$ 12.51	$ 12.16	$ 11.83	$ 11.17	$ 10.69
Total Return (%)[d]	(1.95)c**	8.18[c]	5.93[c]	9.33[c]	7.86[c]	7.10
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	79	81	80	36	43	42
Ratio of expenses before expense reductions (%)	.45g*	.48[g]	.65[g]	.57[g]	.23[f]	—[e]
Ratio of expenses after expense reductions (%)	.32g*	.37[g]	.35[g]	.30[g]	.13[f]	—[e]
Ratio of net investment income (%)	3.69*	3.29	3.00	2.67	2.84	3.00
Portfolio turnover rate (%)	26**	21	69	55	56	104
[a] For the six months ended February 29, 2008 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[e] The Fund invests in other DWS funds, and although this class did not incur any direct expenses for the period, the Fund did bear its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[f] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[g] Does not include expenses of the Underlying DWS Funds in which the Fund invests.
* Annualized
** Not annualized
*** Amount is less than $.005.

DWS LifeCompass 2015 Fund — Class A
Years Ended August 31,	2008[a]	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 12.47	$ 11.98	$ 11.55	$ 10.63	$ 9.91	$ 9.38
Income (loss) from investment operations: Net investment income[b]	.16	.29	.25	.21	.22	.21
Net realized and unrealized gain (loss)	(.67)	.86	.50	.95	.70	.55
Total from investment operations	(.51)	1.15	.75	1.16	.92	.76
Less distributions from: Net investment income	(.04)	(.66)	(.32)	(.24)	(.20)	(.23)
Redemption fees	.00***	.00***	.00***	.00***	—	—
Net asset value, end of period	$ 11.92	$ 12.47	$ 11.98	$ 11.55	$ 10.63	$ 9.91
Total Return (%)[c,e]	(4.01)d**	9.78[d]	6.59[d]	10.95[d]	9.34[d]	8.28
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	110	131	104	113.56		35
Ratio of expenses before expense reductions (%)	.63h*	.61[h]	.80[h]	.77[h]	.54[g]	.23[f]
Ratio of expenses after expense reductions (%)	.54h*	.57[h]	.61[h]	.55[h]	.38[g]	.23[f]
Ratio of net investment income (%)	2.61*	2.28	2.14	1.84	2.12	2.30
Portfolio turnover rate (%)	17**	21	52	35	37	101
[a] For the six months ended February 29, 2008 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charge.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[f] The Fund invests in other DWS funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Fund did bear its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[g] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[h] Does not include expenses of the Underlying DWS Funds in which the Fund invests.
* Annualized
** Not annualized
*** Amount is less than $.005.

DWS LifeCompass 2015 Fund — Class B
Years Ended August 31,	2008[a]	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 12.47	$ 11.98	$ 11.54	$ 10.63	$ 9.91	$ 9.38
Income (loss) from investment operations: Net investment income[b]	.12	.19	.16	.12	.14	.14
Net realized and unrealized gain (loss)	(.67)	.86	.51	.95	.70	.55
Total from investment operations	(.55)	1.05	.67	1.07	.84	.69
Less distributions from: Net investment income	(.01)	(.56)	(.23)	(.16)	(.12)	(.16)
Redemption fees	.00***	.00***	.00***	.00***	—	—
Net asset value, end of period	$ 11.91	$ 12.47	$ 11.98	$ 11.54	$ 10.63	$ 9.91
Total Return (%)[c,e]	(4.41)d**	8.94[d]	5.78[d]	10.17[d]	8.49[d]	7.46
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	20	24	24	23	13	9
Ratio of expenses before expense reductions (%)	1.39h*	1.37[h]	1.42[h]	1.35[h]	1.21[g]	1.00[f]
Ratio of expenses after expense reductions (%)	1.29h*	1.34[h]	1.37[h]	1.30[h]	1.12[g]	1.00[f]
Ratio of net investment income (%)	1.86*	1.51	1.38	1.09	1.37	1.53
Portfolio turnover rate (%)	17**	21	52	35	37	101
[a] For the six months ended February 29, 2008 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charge.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[f] The Fund invests in other DWS funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Fund did bear its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[g] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[h] Does not include expenses of the Underlying DWS Funds in which the Fund invests.
* Annualized
** Not annualized
*** Amount is less than $.005.

DWS LifeCompass 2015 Fund — Class C
Years Ended August 31,	2008[a]	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 12.47	$ 11.97	$ 11.54	$ 10.62	$ 9.90	$ 9.37
Income (loss) from investment operations: Net investment income[b]	.12	.20	.16	.13	.14	.14
Net realized and unrealized gain (loss)	(.67)	.86	.50	.95	.70	.54
Total from investment operations	(.55)	1.06	.66	1.08	.84	.68
Less distributions from: Net investment income	(.01)	(.56)	(.23)	(.16)	(.12)	(.15)
Redemption fees	.00***	.00***	.00***	.00***	—	—
Net asset value, end of period	$ 11.91	$ 12.47	$ 11.97	$ 11.54	$ 10.62	$ 9.90
Total Return (%)[c,e]	(4.40)d**	8.96[d]	5.82[d]	10.28	8.50[d]	7.44
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	33	37	34	27	9	4
Ratio of expenses before expense reductions (%)	1.33h*	1.31[h]	1.35[h]	1.26[h]	1.18[g]	.99[f]
Ratio of expenses after expense reductions (%)	1.27h*	1.30[h]	1.34[h]	1.26[h]	1.13[g]	.99[f]
Ratio of net investment income (%)	1.88*	1.55	1.41	1.13	1.36	1.54
Portfolio turnover rate (%)	17**	21	52	35	37	101
[a] For the six months ended February 29, 2008 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charge.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[f] The Fund invests in other DWS funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Fund did bear its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[g] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[h] Does not include expenses of the Underlying DWS Funds in which the Fund invests.
* Annualized
** Not annualized
*** Amount is less than $.005.

DWS LifeCompass 2015 Fund — Class S
Years Ended August 31,	2008[a]	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 12.45	$ 11.96	$ 11.54	$ 10.62	$ 9.90	$ 9.38
Income (loss) from investment operations: Net investment income[b]	.18	.32	.28	.24	.25	.24
Net realized and unrealized gain (loss)	(.66)	.86	.49	.95	.70	.53
Total from investment operations	(.48)	1.18	.77	1.19	.95	.77
Less distributions from: Net investment income	(.06)	(.69)	(.35)	(.27)	(.23)	(.25)
Redemption fees	.00***	.00***	.00***	.00***	—	—
Net asset value, end of period	$ 11.91	$ 12.45	$ 11.96	$ 11.54	$ 10.62	$ 9.90
Total Return (%)[d]	(3.91)c**	9.97[c]	6.78[c]	11.23[c]	9.70[c]	8.43
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	112	135	142	126	124	145
Ratio of expenses before expense reductions (%)	.42g*	.40[g]	.54[g]	.36[g]	.23[f]	—[e]
Ratio of expenses after expense reductions (%)	.29g*	.35[g]	.36[g]	.30[g]	.12[f]	—[e]
Ratio of net investment income (%)	2.86*	2.50	2.39	2.09	2.37	2.53
Portfolio turnover rate (%)	17**	21	52	35	37	101
[a] For the six months ended February 29, 2008 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[e] The Fund invests in other DWS funds, and although this class did not incur any direct expenses for the period, the Fund did bear its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[f] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[g] Does not include expenses of the Underlying DWS Funds in which the Fund invests.
* Annualized
** Not annualized
*** Amount is less than $.005.

DWS LifeCompass 2020 Fund — Class A
Years Ended August 31,	2008[a]	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 15.47	$ 14.29	$ 13.49	$ 12.14	$ 11.08	$ 10.21
Income (loss) from investment operations: Net investment income[b]	.17	.26	.23	.19	.17	.15
Net realized and unrealized gain (loss)	(.91)	1.35	.84	1.35	1.07	.85
Total from investment operations	(.74)	1.61	1.07	1.54	1.24	1.00
Less distributions from: Net investment income	(.55)	(.43)	(.27)	(.19)	(.18)	(.13)
Redemption fees	.00***	.00***	.00***	.00***	—	—
Net asset value, end of period	$ 14.18	$ 15.47	$ 14.29	$ 13.49	$ 12.14	$ 11.08
Total Return (%)[c,d,e]	(5.00)**	11.33	8.06	12.76	11.19	10.00
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	86	100	86	74	39	24
Ratio of expenses before expense reductions (%)	.65h*	.67[h]	.76[h]	.74[h]	.46[g]	.22[f]
Ratio of expenses after expense reductions (%)	.55h*	.62[h]	.61[h]	.55[h]	.39[g]	.22[f]
Ratio of net investment income (%)	2.22*	1.70	1.59	1.46	1.40	1.52
Portfolio turnover rate (%)	17**	22	59	31	43	93
[a] For the six months ended February 29, 2008 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charge.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[f] The Fund invests in other DWS funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Fund did bear its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[g] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[h] Does not include expenses of the Underlying DWS Funds in which the Fund invests.
* Annualized
** Not annualized
*** Amount is less than $.005.

DWS LifeCompass 2020 Fund — Class B
Years Ended August 31,	2008[a]	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 15.32	$ 14.15	$ 13.35	$ 12.02	$ 10.97	$ 10.11
Income (loss) from investment operations: Net investment income[b]	.11	.15	.12	.09	.08	.08
Net realized and unrealized gain (loss)	(.91)	1.33	.85	1.33	1.06	.84
Total from investment operations	(.80)	1.48	.97	1.42	1.14	.92
Less distributions from: Net investment income	(.43)	(.31)	(.17)	(.09)	(.09)	(.06)
Redemption fees	.00***	.00***	.00***	.00***	—	—
Net asset value, end of period	$ 14.09	$ 15.32	$ 14.15	$ 13.35	$ 12.02	$ 10.97
Total Return (%)[c,d,e]	(5.39)**	10.49	7.31	11.86	10.36	9.17
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	25	28	29	26	14	11
Ratio of expenses before expense reductions (%)	1.42h*	1.40[h]	1.46[h]	1.46[h]	1.23[g]	.97[f]
Ratio of expenses after expense reductions (%)	1.31h*	1.35[h]	1.36[h]	1.30[h]	1.13[g]	.97[f]
Ratio of net investment income (%)	1.46*	.97	.84	.71	.66	.77
Portfolio turnover rate (%)	17**	22	59	31	43	93
[a] For the six months ended February 29, 2008 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charge.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[f] The Fund invests in other DWS funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Fund did bear its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[g] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[h] Does not include expenses of the Underlying DWS Funds in which the Fund invests.
* Annualized
** Not annualized
*** Amount is less than $.005.

DWS LifeCompass 2020 Fund — Class C
Years Ended August 31,	2008[a]	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 15.32	$ 14.15	$ 13.35	$ 12.02	$ 10.97	$ 10.11
Income (loss) from investment operations: Net investment income[b]	.11	.15	.12	.09	.08	.08
Net realized and unrealized gain (loss)	(.89)	1.33	.85	1.33	1.05	.84
Total from investment operations	(.78)	1.48	.97	1.42	1.13	.92
Less distributions from: Net investment income	(.44)	(.31)	(.17)	(.09)	(.08)	(.06)
Redemption fees	.00***	.00***	.00***	.00***	—	—
Net asset value, end of period	$ 14.10	$ 15.32	$ 14.15	$ 13.35	$ 12.02	$ 10.97
Total Return (%)[c,d,e]	(5.29)**	10.49	7.30	11.86	10.34	9.17
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	35	40	36	28	9	4
Ratio of expenses before expense reductions (%)	1.37h*	1.37[h]	1.41[h]	1.39[h]	1.21[g]	.99[f]
Ratio of expenses after expense reductions (%)	1.29h*	1.32[h]	1.36[h]	1.30[h]	1.15[g]	.99[f]
Ratio of net investment income (%)	1.48*	1.00	.84	.71	.65	.75
Portfolio turnover rate (%)	17**	22	59	31	43	93
[a] For the six months ended February 29, 2008 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charge.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[f] The Fund invests in other DWS funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Fund did bear its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[g] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[h] Does not include expenses of the Underlying DWS Funds in which the Fund invests.
* Annualized
** Not annualized
*** Amount is less than $.005.

DWS LifeCompass 2020 Fund — Class S
Years Ended August 31,	2008[a]	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 15.50	$ 14.32	$ 13.52	$ 12.17	$ 11.10	$ 10.24
Income (loss) from investment operations: Net investment income[b]	.19	.29	.26	.22	.20	.18
Net realized and unrealized gain (loss)	(.91)	1.36	.85	1.36	1.08	.84
Total from investment operations	(.72)	1.65	1.11	1.58	1.28	1.02
Less distributions from: Net investment income	(.59)	(.47)	(.31)	(.23)	(.21)	(.16)
Redemption fees	.00***	.00***	.00***	.00***	—	—
Net asset value, end of period	$ 14.19	$ 15.50	$ 14.32	$ 13.52	$ 12.17	$ 11.10
Total Return (%)[c,d]	(4.87)**	11.60	8.33	13.02	11.50	10.18
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	140	153	154	92	84	87
Ratio of expenses before expense reductions (%)	.46g*	.48[g]	.53[g]	.48[g]	.25[f]	—[e]
Ratio of expenses after expense reductions (%)	.31g*	.37[g]	.36[g]	.30[g]	.12[f]	—[e]
Ratio of net investment income (%)	2.46*	1.95	1.84	1.71	1.67	1.74
Portfolio turnover rate (%)	17**	22	59	31	43	93
[a] For the six months ended February 29, 2008 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[e] The Fund invests in other DWS funds, and although this class did not incur any direct expenses for the period, the Fund did bear its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[f] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[g] Does not include expenses of the Underlying DWS Funds in which the Fund invests.
* Annualized
** Not annualized
*** Amount is less than $.005.

DWS LifeCompass 2030 Fund — Class A
Years Ended August 31,	2008[a]	2007	2006	2005[b]
Selected Per Share Data
Net asset value, beginning of period	$ 12.27	$ 11.50	$ 10.82	$ 10.00
Income (loss) from investment operations: Net investment income[c]	.10	.10	.08	.04
Net realized and unrealized gain (loss)	(.86)	1.39	.93	.88
Total from investment operations	(.76)	1.49	1.01	.92
Less distributions from: Net investment income	(.38)	(.29)	(.23)	(.10)
Net realized gains	(.45)	(.43)	(.10)	—
Total distributions	(.83)	(.72)	(.33)	(.10)
Redemption fees	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 10.68	$ 12.27	$ 11.50	$ 10.82
Total Return (%)[d,e,f]	(6.73)**	13.17	9.52	9.24**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	20	21	14	7
Ratio of expenses before expense reductions (%)[g]	.94*	1.00	1.60	3.41*
Ratio of expenses after expense reductions (%)[g]	.49*	.55	.58	.55*
Ratio of net investment income (%)	1.66*	.88	.77	.46*
Portfolio turnover rate (%)	20**	20	63	28*
[a] For the six months ended February 29, 2008 (Unaudited).
[b] For the period from November 1, 2004 (commencement of sales of Class A shares) to August 31, 2005.
[c] Based on average shares outstanding during the period.
[d] Total return does not reflect the effect of any sales charge.
[e] Total return would have been lower had certain expenses not been reduced.
[f] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[g] Does not include expenses of the Underlying DWS Funds in which the Fund invests.
* Annualized
** Not annualized
*** Amount is less than $.005.

DWS LifeCompass 2030 Fund — Class B
Years Ended August 31,	2008[a]	2007	2006	2005[b]
Selected Per Share Data
Net asset value, beginning of period	$ 12.21	$ 11.45	$ 10.78	$ 10.00
Income (loss) from investment operations: Net investment income[c]	.05	.01	.00***	(.02)
Net realized and unrealized gain (loss)	(.86)	1.37	.92	.89
Total from investment operations	(.81)	1.38	.92	.87
Less distributions from: Net investment income	(.28)	(.19)	(.15)	(.09)
Net realized gains	(.45)	(.43)	(.10)	—
Total distributions	(.73)	(.62)	(.25)	(.09)
Redemption fees	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 10.67	$ 12.21	$ 11.45	$ 10.78
Total Return (%)[d,e,f]	(7.08)**	12.26	8.61	8.70**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3	4	3	2
Ratio of expenses before expense reductions (%)[g]	1.75*	1.81	2.38	4.22*
Ratio of expenses after expense reductions (%)[g]	1.24*	1.30	1.33	1.30*
Ratio of net investment income (%)	.91*	.13	.02	(.29)*
Portfolio turnover rate (%)	20**	20	63	28*
[a] For the six months ended February 29, 2008 (Unaudited).
[b] For the period from November 1, 2004 (commencement of sales of Class B shares) to August 31, 2005.
[c] Based on average shares outstanding during the period.
[d] Total return does not reflect the effect of any sales charge.
[e] Total return would have been lower had certain expenses not been reduced.
[f] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[g] Does not include expenses of the Underlying DWS Funds in which the Fund invests.
* Annualized
** Not annualized
*** Amount is less than $.005.

DWS LifeCompass 2030 Fund — Class C
Years Ended August 31,	2008[a]	2007	2006	2005[b]
Selected Per Share Data
Net asset value, beginning of period	$ 12.21	$ 11.44	$ 10.77	$ 10.00
Income (loss) from investment operations: Net investment income[c]	.05	.01	.00***	(.02)
Net realized and unrealized gain (loss)	(.86)	1.38	.92	.88
Total from investment operations	(.81)	1.39	.92	.86
Less distributions from: Net investment income	(.28)	(.19)	(.15)	(.09)
Net realized gains	(.45)	(.43)	(.10)	—
Total distributions	(.73)	(.62)	(.25)	(.09)
Redemption fees	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 10.67	$ 12.21	$ 11.44	$ 10.77
Total Return (%)[d,e,f]	(7.08)**	12.35	8.62	8.60**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	9	11	7	4
Ratio of expenses before expense reductions (%)[g]	1.70*	1.74	2.33	4.12*
Ratio of expenses after expense reductions (%)[g]	1.25*	1.30	1.33	1.30*
Ratio of net investment income (%)	.90*	.13	.02	(.29)*
Portfolio turnover rate (%)	20**	20	63	28*
[a] For the six months ended February 29, 2008 (Unaudited).
[b] For the period from November 1, 2004 (commencement of sales of Class C shares) to August 31, 2005.
[c] Based on average shares outstanding during the period.
[d] Total return does not reflect the effect of any sales charge.
[e] Total return would have been lower had certain expenses not been reduced.
[f] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[g] Does not include expenses of the Underlying DWS Funds in which the Fund invests.
* Annualized
** Not annualized
*** Amount is less than $.005.

DWS LifeCompass 2030 Fund — Class S
Years Ended August 31,	2008[a]	2007	2006	2005[b]
Selected Per Share Data
Net asset value, beginning of period	$ 12.29	$ 11.51	$ 10.84	$ 10.00
Income (loss) from investment operations: Net investment income[c]	.11	.13	.11	.06
Net realized and unrealized gain (loss)	(.86)	1.40	.92	.89
Total from investment operations	(.75)	1.53	1.03	.95
Less distributions from: Net investment income	(.41)	(.32)	(.26)	(.11)
Net realized gains	(.45)	(.43)	(.10)	—
Total distributions	(.86)	(.75)	(.36)	(.11)
Redemption fees	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 10.68	$ 12.29	$ 11.51	$ 10.84
Total Return (%)[d,e]	(6.65)**	13.54	9.69	9.49**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6	4	3	2
Ratio of expenses before expense reductions (%)[f]	.73*	.78	1.37	3.22*
Ratio of expenses after expense reductions (%)[f]	.23*	.30	.33	.30*
Ratio of net investment income (%)	1.92*	1.13	1.02	.71*
Portfolio turnover rate (%)	20**	20	63	28*
[a] For the six months ended February 29, 2008 (Unaudited).
[b] For the period from November 1, 2004 (commencement of sales of Class S shares) to August 31, 2005.
[c] Based on average shares outstanding during the period.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[f] Does not include expenses of the Underlying DWS Funds in which the Fund invests.
* Annualized
** Not annualized
*** Amount is less than $.005.

DWS LifeCompass 2040 Fund — Class A
Years Ended August 31,	2008[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.00
Income (loss) from investment operations: Net investment income[b]	.06
Net realized and unrealized gain (loss)	(.69)
Total from investment operations	(.63)
Less distributions from: Net investment income	(.33)
Total distributions	(.33)
Redemption fees	.00***
Net asset value, end of period	$ 9.04
Total Return (%)[c,d,e]	(6.56)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.4
Ratio of expenses before expense reductions (%)[f]	11.79*
Ratio of expenses after expense reductions (%)[f]	.49*
Ratio of net investment income (%)	2.14*
Portfolio turnover rate (%)	4**
[a] For the period from November 15, 2007 (commencement of operations) to February 29, 2008 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charge.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[f] Does not include expenses of the Underlying DWS Funds in which the Fund invests.
* Annualized
** Not annualized
*** Amount is less than $.005.

DWS LifeCompass 2040 Fund — Class C
Years Ended August 31,	2008[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.00
Income (loss) from investment operations: Net investment income[b]	.04
Net realized and unrealized gain (loss)	(.68)
Total from investment operations	(.64)
Less distributions from: Net investment income	(.32)
Total distributions	(.32)
Redemption fees	.00***
Net asset value, end of period	$ 9.04
Total Return (%)[c,d,e]	(6.65)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.1
Ratio of expenses before expense reductions (%)[f]	12.51*
Ratio of expenses after expense reductions (%)[f]	1.24*
Ratio of net investment income (%)	1.39*
Portfolio turnover rate (%)	4**
[a] For the period from November 15, 2007 (commencement of operations) to February 29, 2008 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charge.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[f] Does not include expenses of the Underlying DWS Funds in which the Fund invests.
* Annualized
** Not annualized
*** Amount is less than $.005.

DWS LifeCompass 2040 Fund — Class S
Years Ended August 31,	2008[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.00
Income (loss) from investment operations: Net investment income[b]	0.06
Net realized and unrealized gain (loss)	(.68)
Total from investment operations	(.62)
Less distributions from: Net investment income	(.33)
Total distributions	(.33)
Redemption fees	.00***
Net asset value, end of period	$ 9.05
Total Return (%)[c,d]	(6.42)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1
Ratio of expenses before expense reductions (%)[e]	11.65*
Ratio of expenses after expense reductions (%)[e]	.24*
Ratio of net investment income (%)	2.39*
Portfolio turnover rate (%)	4**
[a] For the period from November 15, 2007 (commencement of operations) to February 29, 2008 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[e] Does not include expenses of the Underlying DWS Funds in which the Fund invests.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

DWS LifeCompass Retirement Fund (formerly DWS Conservative Allocation Fund), DWS LifeCompass 2015 Fund (formerly DWS Moderate Allocation Fund), DWS LifeCompass 2020 Fund (formerly DWS Growth Allocation Fund), DWS LifeCompass 2030 Fund (formerly DWS Growth Plus Allocation Fund) and DWS LifeCompass 2040 Fund are each a diversified series of DWS Target Date Series (formerly DWS Allocation Series) (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest mainly in other existing DWS funds (the "Underlying DWS Funds") and securities of non-affiliated investment management companies (e.g., Exchange Traded Funds). Each Underlying DWS Fund's accounting policies and investment holdings are outlined in the Underlying DWS Fund's financial statements and are available upon request.

Each Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution and service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of each Fund have equal rights with respect to voting subject to class-specific arrangements.

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by each Fund in the preparation of its financial statements.

Security Valuation. Investments in the Underlying DWS Funds are valued at the net asset value per share of each class of the Underlying DWS Fund as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost.

In September 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of February 29, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Each Fund is treated as a single corporate taxpayer.

At August 31, 2007, DWS LifeCompass Retirement Fund had a net tax basis capital loss carryforward of approximately $3,267,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2012, the expiration date, whichever occurs first.

At August 31, 2007, DWS LifeCompass 2015 Fund had a net tax basis capital loss carryforward of approximately $19,928,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2012 the expiration date, whichever occurs first.

At August 31, 2007, DWS LifeCompass 2020 Fund had a net tax basis capital loss carryforward of approximately $16,829,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2012, the expiration date, whichever occurs first.

The Funds have reviewed the tax positions for each of the three open tax years as of August 31, 2007 and have determined that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income from DWS LifeCompass Retirement Fund and DWS LifeCompass 2015 Fund, if any, is declared and distributed to shareholders quarterly. Net investment income from DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund, if any, is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to each Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. An additional distribution may be made to the extent necessary to avoid payment of a four percent federal excise tax.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of a Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Offering Costs. Offering costs for DWS LifeCompass 2040 Fund were paid in connection with the offering of shares and are being amortized over one year.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Redemption Fees. During the period, each Fund imposed a redemption fee of 2% of the total redemption amount on the Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange. This fee was assessed and retained by the Funds for the benefit of the remaining shareholders. The redemption fee was accounted for as an addition to paid-in capital. Effective April 1, 2008, each Fund no longer imposes the 2% redemption fee.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from the Underlying DWS Funds are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of each Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments in Underlying DWS Funds to be purchased, sold or entered into by each Fund. The Advisor has agreed not to be paid a management fee for performing its services for the Funds. However, the Advisor will receive management fees from managing the Underlying DWS Funds in which each Fund invests.

The Funds do not invest in the Underlying DWS Funds for the purpose of exercising management or control; however, investments within the set limits may represent 5% or more of an Underlying DWS Fund's net assets. At February 29, 2008, DWS LifeCompass Retirement Fund held the following Underlying DWS Funds' outstanding shares: approximately 7% of DWS Disciplined Long/Short Value Fund, 31% of DWS Floating Rate Plus Fund, 8% of DWS Inflation Protected Plus Fund and 5% of DWS International Value Opportunities Fund. At February 29, 2008, DWS LifeCompass 2015 Fund held the following Underlying DWS Funds' outstanding shares: approximately 5% of DWS Core Fixed Income Fund, 17% of DWS Disciplined Long/Short Value Fund, 12% of DWS Floating Rate Plus Fund, 14% of DWS International Value Opportunities Fund, 9% of DWS Inflation Protected Plus Fund and 8% of DWS Small Cap Core Fund. At February 29, 2008, DWS LifeCompass 2020 Fund held the following Underlying DWS Funds' outstanding shares: approximately 13% of DWS Disciplined Long/Short Value Fund, 6% of DWS Inflation Protected Plus Fund, 13% of DWS International Value Opportunities Fund, 11% of DWS Small Cap Core Fund and 9% of DWS Floating Rate Plus Fund. At February 29, 2008, DWS LifeCompass 2030 Fund held the following Underlying DWS Funds' outstanding shares: approximately 5% of DWS Disciplined Long/Short Value Fund. At February 29, 2008, DWS LifeCompass 2040 Fund did not invest in more than 5% of any Underlying DWS Funds.

For the period from September 1, 2007, through November 14, 2007, the Advisor had contractually agreed to reimburse or pay certain operating expenses to the extent necessary to maintain DWS LifeCompass Retirement Fund's, DWS LifeCompass 2015 Fund's, DWS LifeCompass 2020 Fund's and DWS LifeCompass 2030 Fund's operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and indirect expenses of Underlying DWS Funds) as a percentage of average daily net assets as follows:

	LifeCompass Retirement Fund	LifeCompass 2015 Fund	LifeCompass 2020 Fund	LifeCompass 2030 Fund
Class A	.67%	.65%	.65%	.55%
Class B	1.42%	1.40%	1.40%	1.30%
Class C	1.42%	1.40%	1.40%	1.30%
Class S	.39%	.37%	.40%	.30%

Effective November 15, 2007 through November 30, 2008, the Advisor has contractually agreed to reimburse or pay certain operating expenses to the extent necessary to maintain DWS LifeCompass Retirement Fund's, DWS LifeCompass 2015 Fund's, DWS LifeCompass 2020 Fund's, DWS LifeCompass 2030 Fund's and DWS LifeCompass 2040 Fund's (commencement of operations November 15, 2007) operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and indirect expenses of Underlying DWS Funds) as a percentage of average daily net assets as follows:

	LifeCompass Retirement Fund	LifeCompass 2015 Fund	LifeCompass 2020 Fund	LifeCompass 2030 Fund	LifeCompass 2040 Fund
Class A	.52%	.48%	.49%	.45%	.49%
Class B	1.27%	1.23%	1.24%	1.20%	—
Class C	1.27%	1.23%	1.24%	1.20%	1.24%
Class S	.27%	.23%	.24%	.20%	.24%

Each Fund will continue to indirectly bear its proportionate share of fees and expenses incurred by the Underlying DWS Funds in which it is invested.

In addition, for the six months ended February 29, 2008 and for the period from November 15, 2007 (commencement of operations) to February 29, 2008, the Advisor reimbursed DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund $37,339 and $42,676, respectively, of other expenses.

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Funds. For all services provided under the Administrative Services Agreement, the Funds pay the Advisor an annual fee ("Administration Fee") of 0.10% of each Funds' average daily net assets computed and accrued daily and payable monthly. For the six months ended February 29, 2008 and for the period from November 15, 2007 (commencement of operations) to February 29, 2008 for DWS LifeCompass 2040, DIMA received an Administration Fee for each Fund as follows:

Administration Fee	Total Aggregated	Waived	Unpaid at February 29, 2008
DWS LifeCompass Retirement Fund	$ 73,685	$ —	$ 11,029
DWS LifeCompass 2015 Fund	$ 153,587	$ —	$ 22,164
DWS LifeCompass 2020 Fund	$ 155,696	$ —	$ 22,832
DWS LifeCompass 2030 Fund	$ 21,354	$ 21,354	$ —
DWS LifeCompass 2040 Fund	$ 380	$ 380	$ —

Service Provider Fees. DWS Scudder Investments Service Company ("DWS-SISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Funds. Pursuant to a sub-transfer agency agreement between DWS-SISC and DST Systems, Inc. ("DST"), DWS-SISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DWS-SISC compensates DST out of the shareholder servicing fee it receives from the Funds. For the six months ended February 29, 2008 and for the period from November 15, 2007 (commencement of operations) to February 29, 2008 for DWS LifeCompass 2040 Fund, the amounts charged to the Funds by DWS-SISC were as follows:

Services to Shareholders	Total Aggregated	Waived	Unpaid at February 29, 2008
DWS LifeCompass Retirement Fund
Class A	$ 41,667	$ 20,959	$ 1,444
Class B	5,909	4,051	525
Class C	6,310	4,685	—
Class S	71,838	50,167	1,352
	$ 125,724	$ 79,862	$ 3,321
DWS LifeCompass 2015 Fund
Class A	$ 120,050	$ 55,824	$ —
Class B	18,495	10,861	—
Class C	20,454	10,293	31
Class S	139,798	78,563	6,317
	$ 298,797	$ 155,541	$ 6,348
DWS LifeCompass 2020 Fund
Class A	$ 100,538	$ 45,632	$ —
Class B	23,684	14,974	—
Class C	26,945	15,525	—
Class S	196,963	113,982	13,514
	$ 348,130	$ 190,113	$ 13,514
DWS LifeCompass 2030 Fund
Class A	$ 18,769	$ 17,689	$ —
Class B	3,821	3,821	—
Class C	8,715	8,715	—
Class S	4,975	4,975	—
	$ 36,280	$ 35,200	$ —
DWS LifeCompass 2040 Fund
Class A	$ 40	$ —	$ —
Class C	4	—	—
Class S	216	216	—
	$ 260	$ 216	$ —

Distribution and Service Fees. Under the Funds' Class B and Class C 12b-1 Plans, DWS Scudder Distributors, Inc. ("DWS-SDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Funds' Underwriting and Distribution Services Agreements, DWS-SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended February 29, 2008 and for the period from November 15, 2007 (commencement of operations) to February 29, 2008 for DWS LifeCompass 2040 Fund, the Distribution Fees were as follows:

Distribution Fees	Total Aggregated	Unpaid at February 29, 2008
DWS LifeCompass Retirement Fund
Class B	$ 28,888	$ 4,287
Class C	53,151	8,258
	$ 82,039	$ 12,545
DWS LifeCompass 2015 Fund
Class B	$ 84,676	$ 12,661
Class C	133,292	19,765
	$ 217,968	$ 32,426
DWS LifeCompass 2020 Fund
Class B	$ 102,417	$ 14,968
Class C	144,693	20,434
	$ 247,110	$ 35,402
DWS LifeCompass 2030 Fund
Class B	$ 14,046	$ 1,982
Class C	40,739	5,091
	$ 54,785	$ 7,073
DWS LifeCompass 2040 Fund
Class C	$ 148	$ 43

In addition, DWS-SDI provides information and administrative services for a fee ("Service Fee") to Classes A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DWS-SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended February 29, 2008, and for the period from November 15, 2007 (commencement of operations) to February 29, 2008 for DWS LifeCompass 2040 Fund, the Service Fees were as follows:

Service Fees	Total Aggregated	Waived	Unpaid at February 29, 2008	Annualized Effective Rate
DWS LifeCompass Retirement Fund
Class A	$ 50,916	$ —	$ 7,979.23%
Class B	9,480	—	1,185.25%
Class C	17,510	—	3,440.25%
	$ 77,906	$ —	$ 12,604
DWS LifeCompass 2015 Fund
Class A	$ 147,680	$ —	$ 20,063.24%
Class B	27,983	—	3,336.25%
Class C	43,498	—	5,704.24%
	$ 219,161	$ —	$ 29,103
DWS LifeCompass 2020 Fund
Class A	$ 113,421	$ —	$ 16,155.24%
Class B	33,804	—	5,156.25%
Class C	47,636	—	6,208.25%
	$ 194,861	$ —	$ 27,519
DWS LifeCompass 2030 Fund
Class A	$ 25,569	$ —	$ 4,644.24%
Class B	4,682	200	—	.25%
Class C	13,469	100	1,439.25%
	$ 43,720	$ 300	$ 6,083
DWS LifeCompass 2040 Fund
Class A	$ 93	$ —	$ 50.15%
Class C	34	—	13.17%
	$ 127	$ —	$ 63

Underwriting Agreement and Contingent Deferred Sales Charge. DWS-SDI is the principal underwriter for the Funds. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended February 29, 2008 for DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and for the period from November 15, 2007 (commencement of operations) to February 29, 2008 for DWS LifeCompass 2040 Fund aggregated $3,863, $8,862, $9,944, $3,661 and $261 respectively.

In addition, DWS-SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended February 29, 2008, the CDSC for Class B and Class C shares aggregated $7,614, $28,995, $31,655 and $14,216 respectively, for DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund and DWS LifeCompass 2030 Fund. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended February 29, 2008 DWS-SDI received $2,367 and $228 for Class A shares of DWS LifeCompass 2020 Fund and DWS LifeCompass 2030 Fund, respectively. There were no CDSC charged for DWS LifeCompass 2040 Fund for the period from November 15, 2007 (commencement of operations) to February 29, 2008.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Funds. For the six months ended February 29, 2008 and for the period from November 15, 2007 (commencement of operations) to February 29, 2008 for DWS LifeCompass 2040 Fund, the amount charged to the Funds by DIMA included the Statement of Operations under "reports to shareholders" were as follows:

Typesetting and Filing Service Fees	Total Aggregated	Unpaid at February 29, 2008
DWS LifeCompass Retirement Fund	$ 17,437	$ 12,839
DWS LifeCompass 2015 Fund	$ 13,616	$ 11,116
DWS LifeCompass 2020 Fund	$ 4,296	$ 4,296
DWS LifeCompass 2030 Fund	$ 10,819	$ 10,819
DWS LifeCompass 2040 Fund	$ 3,572	$ 1,808

Trustees' Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregated annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each fund in the Fund Complex for which he or she serves. In addition, the Chairperson of the Board and the Chairperson of each committee of the Board receive additional compensation for their services. Payment of such fees and expenses is allocated among all such funds described above in direct proportion to their relative net assets.

Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, each Fund may invest in the Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by the Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Advisor a management fee for the affiliated funds' investments in the QP Trust.

C. Line of Credit

The Funds and other affiliated funds (the "Participants") share in a $750 million revolving credit facility administered by JPMorgan Chase Bank, N.A. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.35 percent. Each Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

D. Fee Reductions

The Funds have entered into arrangements with their custodian and transfer agents whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' custodian expenses. During the six months ended February 29, 2008 for DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund, and for the period from November 15, 2007 (commencement of operations) to February 29, 2008 for DWS LifeCompass 2040 Fund, the custodian fees were reduced by $1,052, $2,365, $2,226, $292 and $5, respectively, for transfer agent credits earned.

E. Share Transactions

DWS LifeCompass Retirement Fund

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended February 29, 2008		Year Ended August 31, 2007
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	700,023	$ 8,829,518	1,494,182	$ 18,736,453
Class B	61,547	775,345	156,770	1,962,212
Class C	163,037	2,048,500	474,818	5,969,959
Class S	1,007,263	12,656,271	991,044	12,443,145
		$ 24,309,634		$ 39,111,769
Shares issued to shareholders in reinvestment of distributions
Class A	37,860	$ 475,582	156,187	$ 1,944,024
Class B	4,369	54,829	21,553	268,841
Class C	8,055	101,085	30,584	381,361
Class S	76,304	959,013	294,083	3,659,015
		$ 1,590,509		$ 6,253,241
Shares redeemed
Class A	(1,370,461)	$ (17,180,238)	(1,232,422)	$ (15,435,446)
Class B	(119,373)	(1,505,218)	(156,675)	(1,964,747)
Class C	(149,029)	(1,874,283)	(314,844)	(3,943,867)
Class S	(1,015,527)	(12,752,431)	(1,349,596)	(16,892,561)
		$ (33,312,170)		$ (38,236,621)
Redemption fees		$ 1,288		$ 5,017
Net increase (decrease)
Class A	(632,578)	$ (7,874,872)	417,947	$ 5,246,702
Class B	(53,457)	(675,009)	21,648	266,306
Class C	22,063	276,289	190,558	2,410,413
Class S	68,040	862,853	(64,469)	(790,015)
		$ (7,410,739)		$ 7,133,406

DWS LifeCompass 2015 Fund

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended February 29, 2008		Year Ended August 31, 2007
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	2,024,480	$ 25,359,796	4,335,979	$ 54,378,590
Class B	69,403	862,291	287,185	3,600,474
Class C	164,415	2,050,754	565,197	7,043,723
Class S	864,143	10,679,412	1,643,791	20,574,889
		$ 38,952,253		$ 85,597,676
Shares issued to shareholders in reinvestment of distributions
Class A	32,358	$ 408,506	477,456	$ 5,927,348
Class B	1,352	17,003	78,378	974,497
Class C	2,192	27,575	109,006	1,355,099
Class S	43,741	552,293	618,370	7,661,428
		$ 1,005,377		$ 15,918,372
Shares redeemed
Class A	(3,369,790)	$ (41,975,223)	(3,037,130)	$ (38,071,583)
Class B	(243,487)	(3,012,544)	(444,075)	(5,551,461)
Class C	(388,074)	(4,819,631)	(526,345)	(6,583,476)
Class S	(2,322,670)	(29,065,969)	(3,244,684)	(40,399,732)
		$ (78,873,367)		$ (90,606,252)
Redemption fees		$ 698		$ 2,719
Net increase (decrease)
Class A	(1,312,952)	$ (16,206,450)	1,776,305	$ 22,236,001
Class B	(172,732)	(2,133,058)	(78,512)	(976,377)
Class C	(221,467)	(2,741,296)	147,858	1,816,294
Class S	(1,414,786)	(17,834,235)	(982,523)	(12,163,403)
		$ (38,915,039)		$ 10,912,515

DWS LifeCompass 2020 Fund

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended February 29, 2008		Year Ended August 31, 2007
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,130,763	$ 17,325,270	2,111,487	$ 32,198,668
Class B	66,420	1,002,486	239,514	3,616,053
Class C	138,633	2,110,492	551,083	8,290,859
Class S	883,854	13,531,059	1,274,652	19,476,211
		$ 33,969,307		$ 63,581,791
Shares issued to shareholders in reinvestment of distributions
Class A	211,264	$ 3,192,196	169,251	$ 2,538,768
Class B	48,175	724,556	37,797	564,312
Class C	62,094	933,929	44,908	670,479
Class S	378,035	5,712,128	313,152	4,697,277
		$ 10,562,809		$ 8,470,836
Shares redeemed
Class A	(1,725,154)	$ (26,461,909)	(1,858,294)	$ (28,297,125)
Class B	(213,291)	(3,203,272)	(451,650)	(6,798,971)
Class C	(304,781)	(4,549,051)	(516,545)	(7,845,671)
Class S	(1,263,732)	(19,247,586)	(2,500,366)	(38,162,551)
		$ (53,461,818)		$ (81,104,318)
Redemption fees		$ 228		$ 13,575
Net increase (decrease)
Class A	(383,127)	$ (5,944,401)	422,444	$ 6,440,890
Class B	(98,696)	(1,476,215)	(174,339)	(2,618,584)
Class C	(104,054)	(1,504,561)	79,446	1,115,820
Class S	(1,843)	(4,297)	(912,562)	(13,976,242)
		$ (8,929,474)		$ (9,038,116)

DWS LifeCompass 2030 Fund

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended February 29, 2008		Year Ended August 31, 2007
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	470,490	$ 5,737,662	971,807	$ 11,826,317
Class B	35,096	422,856	104,628	1,279,447
Class C	72,038	851,576	362,985	4,408,201
Class S	261,809	3,109,585	248,927	3,118,140
		$ 10,121,679		$ 20,632,105
Shares issued to shareholders in reinvestment of distributions
Class A	125,384	$ 1,450,857	72,947	$ 868,797
Class B	17,886	207,126	12,667	150,864
Class C	53,338	617,125	33,549	399,566
Class S	35,110	406,252	16,133	192,140
		$ 2,681,360		$ 1,611,367
Shares redeemed
Class A	(409,300)	$ (4,739,886)	(560,906)	$ (6,881,963)
Class B	(45,491)	(524,720)	(50,427)	(615,971)
Class C	(235,200)	(2,660,485)	(95,048)	(1,156,858)
Class S	(44,773)	(514,527)	(197,943)	(2,349,346)
		$ (8,439,618)		$ (11,004,138)
Redemption fees		$ 90		$ 169
Net increase (decrease)
Class A	186,574	$ 2,448,633	483,848	$ 5,813,220
Class B	7,491	105,262	66,868	814,345
Class C	(109,824)	(1,191,694)	301,486	3,650,915
Class S	252,146	3,001,310	67,117	961,023
		$ 4,363,511		$ 11,239,503

DWS LifeCompass 2040 Fund

The following table summarizes share and dollar activity in the Fund:

	Period Ended February 29, 2008*
	Shares	Dollars
Shares sold
Class A	36,975	$ 347,688
Class C	4,116	37,497
Class S	155,079	1,498,174
		$ 1,883,359
Shares issued to shareholders in reinvestment of distributions
Class A	570	$ 5,583
Class C	217	2,130
Class S	3,559	34,879
		$ 42,592
Shares redeemed
Class A	(40)	$ (352)
Class S	(2,404)	(21,795)
		$ (22,147)
Net increase (decrease)
Class A	37,505	$ 352,919
Class C	4,333	39,627
Class S	156,234	1,511,258
		$ 1,903,804
Initial Capital
Class A	6,667	$ 66,667
Class C	6,666	66,666
Class S	6,667	66,667
		$ 200,000
* For the period from November 15, 2007 (commencement of operations) to February 29, 2008.

Investment Management Agreement Approval

DWS LifeCompass Retirement Fund

DWS LifeCompass 2015 Fund

DWS LifeCompass 2020 Fund

DWS LifeCompass 2030 Fund

The Funds' Trustees approved the continuation of the Funds' respective investment management agreements with DIMA in September 2007.

In terms of the process that the Trustees followed prior to approving the agreements, shareholders should know that:

At the present time, all but one of your Funds' Trustees are independent of DIMA and its affiliates.

The Trustees meet frequently to discuss fund matters. Each year, the Trustees dedicate part or all of several meetings to contract review matters. In connection with reviewing the Funds' investment management agreements, the Trustees also review the terms of the Funds' Rule 12b-1 plans, distribution agreements, administration agreements, transfer agency agreements and other material service agreements.

In connection with the Board's 2007 contract review, the Board formed a special committee to facilitate careful review of the Funds' contractual arrangements. After reviewing the Funds' arrangements, that committee recommended that the Board vote to approve the continuation of the Funds' investment management agreements.

The Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Trustees were also advised by two consultants, including the Funds' independent fee consultant, in the course of their 2007 review of the Funds' contractual arrangements. In particular, the Trustees considered the report prepared by the independent fee consultant in connection with their deliberations.

The Trustees believe that a long-term relationship with a capable, conscientious advisor is in the best interest of shareholders. As you may know, DIMA is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Trustees believe that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

Shareholders may focus primarily on fund performance and fees, but the Funds' Trustees consider these and many other factors, including the quality and integrity of DIMA's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

In determining to approve the continuation of the Funds' current investment management agreements, the Board considered all factors that it believes relevant to the interests of fund shareholders, including:

DWS LifeCompass Retirement Fund

The investment management fee schedule for the Fund, including (i) comparative information provided by Lipper regarding investment management fee rates paid to other investment advisors by similar funds and (ii) fee rates paid to DIMA by similar funds and institutional accounts advised by DIMA (if any). With respect to management fees paid to other investment advisors by similar funds, the Trustees noted that the Fund does not pay any fund-level investment advisory fees, but does bear an administrative fee. As a result of the administrative fee, the total management fee rates paid by the Fund (i.e., fund-level advisory fees plus fund-level administrative fees) were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2006). The Board gave a lesser weight to fees paid by similar institutional accounts advised by DIMA, in light of the material differences in the scope of services provided to mutual funds as compared to those provided to institutional accounts. Taking into account the foregoing, the Board concluded that the fee schedule in effect for the Fund represents reasonable compensation in light of the nature, extent and quality of the investment services being provided to the Fund.

The extent to which economies of scale would be realized as the Fund grows. The Board noted that the Fund does not charge any fund-level investment management fees. Taking this into consideration, the Board concluded that the Fund's fee schedule represents an appropriate sharing between Fund shareholders and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

The total operating expenses of the Fund. In this regard, the Board noted that the total (net) operating expenses of the Fund (Class A shares) are expected to be higher than the median (3rd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2006, and in each case analyzing Class A expenses less any applicable distribution and/or service plan expenses). The Board considered the expenses of this class to be representative for purposes of evaluating other classes of shares. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board also noted that the expense limitations agreed to by DIMA helped to ensure that the Fund's total (net) operating expenses would be competitive relative to the applicable Lipper universe.

The investment performance of the Fund and DIMA, both absolute and relative to various benchmarks and industry peer groups. The Board noted that for the one-, three- and five-year periods ended December 31, 2006, the Fund's performance (Class S shares) was in the 1st quartile, 1st quartile and 2nd quartile, respectively, of the applicable Lipper universe. The Board also observed that the Fund has underperformed its benchmark in each of the one-, three- and five-year periods ended December 31, 2006. The Board recognized that DIMA has made significant changes in its investment personnel and processes in recent years in an effort to improve long-term performance.

DWS LifeCompass 2015 Fund

The investment management fee schedule for the Fund, including (i) comparative information provided by Lipper regarding investment management fee rates paid to other investment advisors by similar funds and (ii) fee rates paid to DIMA by similar funds and institutional accounts advised by DIMA (if any). With respect to management fees paid to other investment advisors by similar funds, the Trustees noted that the Fund does not pay any fund-level investment advisory fees, but does bear an administrative fee. As a result of the administrative fee, the total management fee rates paid by the Fund (i.e., fund-level advisory fees plus fund-level administrative fees) were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2006). The Board gave a lesser weight to fees paid by similar institutional accounts advised by DIMA, in light of the material differences in the scope of services provided to mutual funds as compared to those provided to institutional accounts. Taking into account the foregoing, the Board concluded that the fee schedule in effect for the Fund represents reasonable compensation in light of the nature, extent and quality of the investment services being provided to the Fund.

The extent to which economies of scale would be realized as the Fund grows. The Board noted that the Fund does not charge any fund-level investment management fees. Taking this into consideration, the Board concluded that the Fund's fee schedule represents an appropriate sharing between Fund shareholders and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

The total operating expenses of the Fund. In this regard, the Board noted that the total (net) operating expenses of the Fund (Class A shares) are expected to be higher than the median (3rd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2006, and in each case analyzing Class A expenses less any applicable distribution and/or service plan expenses). The Board considered the expenses of this class to be representative for purposes of evaluating other classes of shares. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board also noted that the expense limitations agreed to by DIMA helped to ensure that the Fund's total (net) operating expenses would be competitive relative to the applicable Lipper universe.

The investment performance of the Fund and DIMA, both absolute and relative to various benchmarks and industry peer groups. The Board noted that for the one-, three- and five-year periods ended December 31, 2006, the Fund's performance (Class A shares) was in the 2nd quartile, 2nd quartile and 3rd quartile, respectively, of the applicable Lipper universe. The Board also observed that the Fund has underperformed its benchmark in the each of the one-, three- and five-year periods ended December 31, 2006. The Board recognized that DIMA has made significant changes in its investment personnel and processes in recent years in an effort to improve long-term performance.

DWS LifeCompass 2020 Fund

The investment management fee schedule for the Fund, including (i) comparative information provided by Lipper regarding investment management fee rates paid to other investment advisors by similar funds and (ii) fee rates paid to DIMA by similar funds and institutional accounts advised by DIMA (if any). With respect to management fees paid to other investment advisors by similar funds, the Trustees noted that the Fund does not pay any fund-level investment advisory fees, but does bear an administrative fee. As a result of the administrative fee, the total management fee rates paid by the Fund (i.e., fund-level advisory fees plus fund-level administrative fees) were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2006). The Board gave a lesser weight to fees paid by similar institutional accounts advised by DIMA, in light of the material differences in the scope of services provided to mutual funds as compared to those provided to institutional accounts. Taking into account the foregoing, the Board concluded that the fee schedule in effect for the Fund represents reasonable compensation in light of the nature, extent and quality of the investment services being provided to the Fund.

The extent to which economies of scale would be realized as the Fund grows. The Board noted that the Fund does not charge any fund-level investment management fees. Taking this into consideration, the Board concluded that the Fund's fee schedule represents an appropriate sharing between Fund shareholders and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

The total operating expenses of the Fund. In this regard, the Board noted that the total (net) operating expenses of the Fund (Class A shares) are expected to be at the median (2nd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2006, and in each case analyzing Class A expenses less any applicable distribution and/or service plan expenses). The Board considered the expenses of this class to be representative for purposes of evaluating other classes of shares. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board also noted that the expense limitations agreed to by DIMA helped to ensure that the Fund's total (net) operating expenses would be competitive relative to the applicable Lipper universe.

The investment performance of the Fund and DIMA, both absolute and relative to various benchmarks and industry peer groups. The Board noted that for the one-, three- and five-year periods ended December 31, 2006, the Fund's performance (Class S shares) was in the 1st quartile, 2nd quartile and 2nd quartile, respectively, of the applicable Lipper universe. The Board also observed that the Fund has underperformed its benchmark in each of the one-, three- and five-year periods ended December 31, 2006. The Board recognized that DIMA has made significant changes in its investment personnel and processes in recent years in an effort to improve long-term performance.

DWS LifeCompass 2030 Fund

The investment management fee schedule for the Fund, including (i) comparative information provided by Lipper regarding investment management fee rates paid to other investment advisors by similar funds and (ii) fee rates paid to DIMA by similar funds and institutional accounts advised by DIMA (if any). With respect to management fees paid to other investment advisors by similar funds, the Trustees noted that the Fund does not pay any fund-level investment advisory fees, but does bear an administrative fee. As a result of the administrative fee, the total management fee rates paid by the Fund (i.e., fund-level advisory fees plus fund-level administrative fees) were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2006). The Board gave a lesser weight to fees paid by similar institutional accounts advised by DIMA, in light of the material differences in the scope of services provided to mutual funds as compared to those provided to institutional accounts. Taking into account the foregoing, the Board concluded that the fee schedule in effect for the Fund represents reasonable compensation in light of the nature, extent and quality of the investment services being provided to the Fund.

The extent to which economies of scale would be realized as the Fund grows. The Board noted that the Fund does not charge any fund-level investment management fees. Taking this into consideration, the Board concluded that the Fund's fee schedule represents an appropriate sharing between Fund shareholders and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

The total operating expenses of the Fund. In this regard, the Board noted that the total (net) operating expenses of the Fund (Class A shares) are expected to be higher than the median (3rd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2006, and in each case analyzing Class A expenses less any applicable distribution and/or service plan expenses). The Board considered the expenses of this class to be representative for purposes of evaluating other classes of shares. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board also noted that the expense limitations agreed to by DIMA helped to ensure that the Fund's total (net) operating expenses would be competitive relative to the applicable Lipper universe.

The investment performance of the Fund and DIMA, both absolute and relative to various benchmarks and industry peer groups. The Board noted that for the one-year period ended December 31, 2006, the Fund's performance (Class A shares) was in the 1st quartile of the applicable Lipper universe. The Board also observed that the Fund has underperformed its benchmark in the one-year period ended December 31, 2006. The Board recognized that DIMA has made significant changes in its investment personnel and processes in recent years in an effort to improve long-term performance.

DWS LifeCompass Retirement Fund

DWS LifeCompass 2015 Fund

DWS LifeCompass 2020 Fund

DWS LifeCompass 2030 Fund

The nature, extent and quality of the advisory services provided by DIMA. The Board considered extensive information regarding DIMA, including DIMA's personnel (including particularly those personnel with responsibilities for providing services to the Funds), resources, policies and investment processes. The Board also considered the terms of the current investment management agreements, including the scope of services provided under the agreements. In this regard, the Board concluded that the quality and range of services provided by DIMA have benefited and should continue to benefit the Funds and their shareholders.

The costs of the services to, and profits realized by, DIMA and its affiliates from their relationships with the Funds. The Board reviewed information concerning the costs incurred and profits realized by DIMA during 2006 from providing investment management services to the Funds (and, separately, to the entire DWS Scudder fund complex), and reviewed with DIMA the cost allocation methodology used to determine DIMA's profitability. In analyzing DIMA's costs and profits, the Board also reviewed the fees paid to and services provided by DIMA and its affiliates with respect to administrative services, transfer agent services, shareholder servicing and distribution (including fees paid pursuant to 12b-1 plans), as well as information regarding other possible benefits derived by DIMA and its affiliates as a result of DIMA's relationship with the Funds. As part of this review, the Board considered information provided by an independent accounting firm engaged to review DIMA's cost allocation methodology and calculations. The Board concluded that the Funds' investment management fee schedules represented reasonable compensation in light of the costs incurred by DIMA and its affiliates in providing services to the Funds. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS Scudder fund complex (after taking into account distribution and other services provided to the Funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

The practices of DIMA regarding the selection and compensation of brokers and dealers executing portfolio transactions for the Funds. The Board considered that a portion of the Funds' brokerage may be allocated to affiliates of DIMA, subject to compliance with applicable SEC rules. The Board also considered that, subject to ongoing review by the Board, a limited portion of the Funds' brokerage may be allocated to brokers who acquire (and provide to DIMA and its affiliates) research services from third parties that are generally useful to DIMA and its affiliates in managing client portfolios. The Board indicated that it would continue to monitor the allocation of the Funds' brokerage to ensure that the principle of "best price and execution" remains paramount in the portfolio trading process.

DIMA's commitment to and record of compliance, including its written compliance policies and procedures. In this regard, the Board considered DIMA's commitment to indemnify the Funds against any costs and liabilities related to lawsuits or regulatory actions arising from allegations regarding market timing, revenue sharing, fund valuation or other subjects arising from or relating to pending regulatory inquiries. The Board also considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of DIMA's chief compliance officer; (ii) the large number of compliance personnel who report to DIMA's chief compliance officer; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Deutsche Bank's commitment to its US mutual fund business. The Board considered recent and ongoing efforts by Deutsche Bank to restructure its US mutual fund business to improve efficiency and competitiveness and to reduce compliance and operational risk. The Board considered assurances received from Deutsche Bank that it would commit the resources necessary to maintain high-quality services to the Funds and their shareholders. The Board also considered Deutsche Bank's strategic plans for its US mutual fund business, the potential benefits to Funds' shareholders and Deutsche Bank's management of one of Europe's most successful fund groups.

Based on all of the foregoing, the Board determined to continue the Funds' current investment management agreements, and concluded that the continuation of such agreements was in the best interests of the Funds' shareholders.

In reaching this conclusion the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, many of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the current agreements.

DWS LifeCompass 2040 Fund

The Fund's Trustees approved the Fund's initial investment management agreement with DIMA in October 2007.

In terms of the process the Trustees followed prior to approving the contracts, shareholders should know that:

At the present time, all but one of your Fund's Trustees are independent of DIMA and its affiliates.

The Trustees meet frequently to discuss fund matters. Each year, the Trustees dedicate part or all of several meetings to contract review matters.

The Trustees regularly meet privately with their independent counsel (and, as needed, other advisors) to discuss contract review and other matters.

While shareholders may focus primarily on fund performance and fees, the Fund's Trustees consider these and many other factors, including the quality and integrity of DIMA's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

In determining to approve the Fund's investment management agreement, the Board considered factors that it believes relevant to the interests of Fund shareholders, including:

The proposed investment management fee schedule for the Fund, including (i) comparative information regarding investment management fee rates paid to other investment advisors by similar funds and (ii) fee rates paid to DIMA by similar funds and institutional accounts advised by DIMA. With respect to management fees paid to other investment advisors by similar funds, the Trustees noted that the Fund will not pay any fund-level investment advisory fees, but will bear an administrative fee. The Board gave careful consideration to the management fees paid to other investment advisors by similar funds, and to the fee rates paid to DIMA by similar funds. The Board gave a lesser weight to the fees paid by similar institutional accounts advised by DIMA, in light of the material differences in the scope of services provided to mutual funds as compared to those provided to institutional accounts. Taking into account the foregoing, the Board concluded that the proposed fee schedules represent reasonable compensation in light of the nature, extent and quality of investment services to be provided to the Fund.

The extent to which economies of scale would be realized as the Fund grows. The Board noted that the Fund will not charge any fund-level investment management fees. Taking this into consideration, the Board concluded that the Fund's proposed fee schedule represents an appropriate sharing between Fund shareholders and DIMA of such economies of scale as may exist in the management of the Fund.

The total operating expenses of the Fund. The Board considered the total operating expenses borne by similar funds. The Board also considered that the expense limitations agreed to by DIMA with respect to the Fund serve to ensure that the Fund's total operating expenses would be competitive relative to similar funds.

The nature, extent and quality of the advisory services to be provided by DIMA. >Because the Fund had not yet commenced operations, no information relating to the Fund's past performance could be considered by the Board. The Board did consider DIMA's experience with managing other similar funds. The Board noted that DIMA is part of Deutsche Bank, a major global banking institution, and believes that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources. The Board also considered information regarding DIMA, including its personnel (including particularly those personnel with responsibilities for providing services to the Fund), resources, policies and investment processes. The Board also considered the proposed terms of the investment management agreement, including the scope of services provided under the agreements.

The costs of the services to DIMA and its affiliates from their relationships with the Fund. Because the Fund had not yet commenced operations, no information regarding DIMA's costs and profits from providing investment management services to the Fund could be considered by the Board. The Board did review and consider the fees to be paid to and services to be provided by DIMA and its affiliates with respect to investment management services, administrative services, fund accounting, shareholder servicing and distribution (including fees proposed to be paid pursuant to 12b-1 plans). The Board also considered the entrepreneurial risk associated with launching a new fund. The Board considered these fees and services in light of its experience with other funds managed by DIMA.

The practices of DIMA regarding the selection and compensation of brokers and dealers executing portfolio transactions for the Fund. The Board considered that DIMA's practices with respect to the selection and compensation of brokers for the Fund would be the same as for other Funds overseen by the Board.

DIMA's commitment to and record of compliance, including its written compliance policies and procedures. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of DIMA's chief compliance officer, who reports to the Board; (ii) the large number of compliance personnel who report to DIMA's chief compliance officer; and (iii) the substantial commitment of resources by Deutsche Asset Management to compliance matters.

Deutsche Bank's commitment to its US mutual fund business. The Board considered recent and ongoing efforts by Deutsche Bank to restructure its US mutual fund business to improve efficiency and competitiveness and to reduce compliance and operational risk. The Board considered assurances received from Deutsche Bank that it would commit the resources necessary to provide high-quality services to the Fund and its shareholders. The Board also considered Deutsche Bank's strategic plans for its US mutual fund business, the potential benefits to Fund shareholders and Deutsche Bank's management of one of Europe's most successful fund groups.

Based on all of the foregoing, the Board determined to approve the investment management agreement and concluded that the agreement was in the best interests of the Fund's shareholders.

In reaching this conclusion the Board did not give particular weight to any single factor identified above. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the agreement.

Summary of Management Fee Evaluation by Independent Fee Consultant

DWS LifeCompass Retirement Fund

DWS LifeCompass 2015 Fund

DWS LifeCompass 2020 Fund

DWS LifeCompass 2030 Fund

DWS LifeCompass 2040 Fund

October 26, 2007

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Scudder Funds. My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2007, including my qualifications, the evaluation process for each of the DWS Scudder Funds, consideration of certain complex-level factors, and my conclusions.

Qualifications

For more than 30 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past several years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University; and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds, serve on the board of directors of a private market research company, and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Scudder Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 136 Fund portfolios in the DWS Scudder Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper, Strategic Insight, and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Scudder Fund. These similar products included the other DWS Scudder Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Scudder Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Scudder funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Scudder Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Scudder Funds are reasonable.

DWS LifeCompass 2040 Fund

Pursuant to an Order entered into by Deutsche Asset Management (DeAM) with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Scudder Funds and have as part of my duties evaluated the reasonableness of the management fees charged by DeAM to the DWS LifeCompass 2040 Fund. My evaluation considered the following:

Management fees charged by other mutual fund companies for like services, which included review of the management fees of the 29 other open-end fund of funds in the Lipper Mixed-Target Allocation 2030+ category (excluding any master-feeder, hub/spoke and underlying ETF funds, which in my opinion may have non-comparable fee structures). Also considered were the total expenses of the 39 Mixed-Target Allocation 2030+ funds offering standard A shares, including any underlying fund expenses.

Management fees charged to institutional and other clients of DeAM for like services, encompassing the four DWS risk-based asset allocation fund-of-funds.

Costs to DeAM and its affiliates of supplying services pursuant to the management agreements and profit margins from supplying such services. While this is a new fund with no profitability information, the level of the Fund's fee, DeAM's overall profitability derived from mutual funds, and DeAM's expectations for fund growth do not suggest excessive profitability.

Possible economies of scale as the Fund grows larger, noting that the fee schedule does not include break-points, so that future sharing of economies will depend on imposition of break-points, economies in the underlying funds, or on other actions.

The nature and quality of DeAM's services, including the DWS Fund's performance. This is a new fund, so performance and other service evaluations are not possible. DeAM has staffed the fund's management with individuals having appropriate education and experience.

Based on the foregoing considerations, in my opinion the proposed fees and expenses for the DWS LifeCompass 2040 Fund are reasonable.

Thomas H. Mack

Account Management Resources

For More Information	The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Scudder representative by calling the appropriate number below:

For shareholders of Classes A, B, C and Institutional Class:

(800) 621-1048

For shareholders of Class S:

(800) 728-3337

Web Site

www.dws-scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Scudder PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-scudder.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Nasdaq Symbol	CUSIP Number	Fund Number
DWS LifeCompass Retirement Fund — Class A	SUCAX	23337A 608	480
DWS LifeCompass Retirement Fund — Class B	SUCBX	23337A 707	680
DWS LifeCompass Retirement Fund — Class C	SUCCX	23337A 806	780
DWS LifeCompass Retirement Fund — Class S	SCPCX	23337A 871	2080
DWS LifeCompass 2015 Fund — Class A	SPDAX	23337A 103	481
DWS LifeCompass 2015 Fund — Class B	SPDBX	23337A 202	681
DWS LifeCompass 2015 Fund — Class C	SPDCX	23337A 301	781
DWS LifeCompass 2015 Fund — Class S	SPBAX	23337A 509	2081
DWS LifeCompass 2020 Fund — Class A	SUPAX	23337A 863	482
DWS LifeCompass 2020 Fund — Class B	SUPBX	23337A 855	682
DWS LifeCompass 2020 Fund — Class C	SUPCX	23337A 848	782
DWS LifeCompass 2020 Fund — Class S	SPGRX	23337A 822	2082
DWS LifeCompass 2030 Fund — Class A	PLUSX	23337A 814	1084
DWS LifeCompass 2030 Fund — Class B	PLSBX	23337A 798	1284
DWS LifeCompass 2030 Fund — Class C	PLSCX	23337A 780	1384
DWS LifeCompass 2030 Fund — Class S	PPLSX	23337A 772	2084
DWS LifeCompass 2040 Fund — Class A	TGTAX	23337A 764	457
DWS LifeCompass 2040 Fund — Class C	TGTCX	23337A 756	757
DWS LifeCompass 2040 Fund — Class S	TGTSX	23337A 749	2057

Privacy Statement

This privacy statement is issued by DWS Scudder Distributors, Inc., Deutsche Investment Management Americas Inc., DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third-party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the DWS Scudder Companies listed in the first paragraph of this Privacy Statement.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

DWS Scudder
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

September 2007

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Chairman of the Board, P.O. Box 100176, Cape Coral, FL 33910.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)        There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Target Date Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Target Date Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 28, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	April 28, 2008